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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-02864

                         Pioneer Bond Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  June 30

Date of reporting period:  March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Bond Fund

 Schedule of Investments 3/28/13 (unaudited)

 Principal Amount ($)

 Floating

 Rate (d)

 S&P/Moody's

 Ratings

 Value

 CONVERTIBLE CORPORATE BONDS - 0.8%

 Energy - 0.1%

 Coal & Consumable Fuels - 0.1%

 1,060,000

 B+/NR

 Alpha Appalachia Holdings, Inc., 3.25%, 8/1/15

 $

 1,020,250

 Total Energy

 $

 1,020,250

 Health Care Equipment & Services - 0.4%

 Health Care Services - 0.0%

 766,000

 B+/B2

 Omnicare, Inc., 3.25%, 12/15/35

 $

 765,042

 Managed Health Care - 0.4%

 5,725,000

 A-/NR

 WellPoint, Inc., 2.75%, 10/15/42 (144A)

 $

 6,254,562

 Total Health Care Equipment & Services

 $

 7,019,604

 Semiconductors & Semiconductor Equipment - 0.3%

 Semiconductors - 0.3%

 4,725,000

 A-/NR

 Intel Corp., 2.95%, 12/15/35

 $

 5,014,406

 Total Semiconductors & Semiconductor Equipment

 $

 5,014,406

 TOTAL CONVERTIBLE CORPORATE BONDS

 (Cost $12,046,723)

 $

 13,054,260

 Shares

 PREFERRED STOCKS - 1.7%

 Banks - 0.8%

 Diversified Banks - 0.5%

 64,000

 6.50

 A-/Baa1

 US Bancorp, Floating Rate Note (Perpetual)

 $

 1,911,040

 235,000

 6.00

 A-/Baa1

 US Bancorp, Floating Rate Note (Perpetual)

 6,542,400

 $

 8,453,440

 Regional Banks - 0.3%

 85,000

 BBB/Baa2

 BB&T Corp., 5.625%, 12/31/99 (Perpetual)

 $

 2,170,900

 28,000

 6.25

 A-/NR

 CoBank ACB, Floating Rate Note (Perpetual) (144A)

 2,989,876

 $

 5,160,776

 Total Banks

 $

 13,614,216

 Diversified Financials - 0.2%

 Other Diversified Financial Services - 0.2%

 116,000

 7.88

 BB/Ba2

 Citigroup Capital XIII, Floating Rate Note, 10/30/40

 $

 3,316,440

 Total Diversified Financials

 $

 3,316,440

 Insurance - 0.5%

 Life & Health Insurance - 0.2%

 153,800

 7.38

 BB+/WR

 Delphi Financial Group, Inc., Floating Rate Note, 5/15/37

 $

 3,849,814

 Property & Casualty Insurance - 0.3%

 147,475

 5.10

 BBB/Baa1

 The Allstate Corp., Floating Rate Note, 1/15/53

 $

 3,860,896

 Total Insurance

 $

 7,710,710

 Utilities - 0.2%

 Electric Utilities - 0.2%

 164,000

 BB+/NR

 PPL Capital Funding, Inc., 5.9%, 4/30/73

 $

 4,136,080

 Total Utilities

 $

 4,136,080

 TOTAL PREFERRED STOCKS

 (Cost $27,307,962)

 $

 28,777,446

 CONVERTIBLE PREFERRED STOCK - 0.4%

 Banks - 0.4%

 Diversified Banks - 0.4%

 5,610

 BBB+/Ba1

 Wells Fargo & Co., 7.5%, 12/31/99 (Perpetual)

 $

 7,229,888

 TOTAL CONVERTIBLE PREFERRED STOCK

 (Cost $5,839,986)

 $

 7,229,888

 Principal Amount ($)

 ASSET BACKED SECURITIES - 8.1%

 Materials - 2.1%

 Diversified Metals & Mining - 0.1%

 1,003,333

 NR/A1

 BCMSC Trust 1998-A, 6.65%, 4/15/28

 $

 1,043,442

 388,286

 BBB+/Baa1

 Lehman ABS Manufactured Housing Contract Trust 2001-B, 5.873%, 4/15/40

 424,457

 $

 1,467,899

 Precious Metals & Minerals - 0.3%

 874,992

 6.50

 BB+/Baa2

 ACE Securities Corp., Manufactured Housing Trust Series 2003-MH1, Floating Rate Note, 8/15/30 (144A)

 $

 882,497

 1,327,911

 6.50

 BBB+/A2

 ACE Securities Corp., Manufactured Housing Trust Series 2003-MH1, Floating Rate Note, 8/15/30 (144A)

 1,391,863

 700,000

 NR/B1

 Credit-Based Asset Servicing and Securitization LLC, 5.973%, 10/25/36 (Step) (144A)

 681,250

 989,109

 0.90

 AA+/Baa3

 Credit-Based Asset Servicing and Securitization LLC, Floating Rate Note, 5/25/50 (144A)

 968,244

 827,835

 A/NR

 Mid-State Capital Trust 2010-1, 5.25%, 12/15/45 (144A)

 854,594

 $

 4,778,448

 Steel - 1.7%

 413,037

 1.28

 AAA/A1

 Accredited Mortgage Loan Trust 2004-3, Floating Rate Note, 10/25/34

 $

 395,259

 2,052,851

 0.47

 BB+/Baa3

 Aegis Asset Backed Securities Trust 2005-5, Floating Rate Note, 12/25/35

 1,932,705

 59,457

 0.86

 AA+/A3

 Asset Backed Securities Corp., Home Equity, Floating Rate Note, 4/25/35

 59,338

 1,486,142

 0.65

 AA/Aa2

 Bayview Financial Mortgage Pass-Through Trust Series 2005-B, Floating Rate Note, 4/28/39

 1,457,740

 2,874,363

 0.70

 A+/Ba3

 Bear Stearns Asset Backed Securities I Trust 2005-FR1, Floating Rate Note, 6/25/35

 2,807,172

 1,685,304

 0.70

 AA+/NR

 Bear Stearns Asset Backed Securities I Trust 2005-HE8, Floating Rate Note, 8/25/35

 1,677,567

 500,000

 0.61

 BBB+/B2

 Bear Stearns Asset Backed Securities I Trust 2006-EC1, Floating Rate Note, 12/25/35

 476,656

 469,324

 0.47

 AA+/A1

 Citigroup Mortgage Loan Trust 2006-HE1, Floating Rate Note, 1/25/36

 461,758

 4,110,281

 0.60

 AA+/Aa2

 First NLC Trust 2005-2, Floating Rate Note, 9/25/35

 4,001,786

 792,174

 0.45

 B+/B3

 GSAA Home Equity Trust 2005-11, Floating Rate Note, 10/25/35

 776,058

 1,095,898

 0.61

 AAA/Aaa

 Home Equity Asset Trust 2005-5, Floating Rate Note, 11/25/35

 1,085,530

 555,846

 0.58

 A+/Baa2

 Home Equity Asset Trust 2005-7, Floating Rate Note, 1/25/36

 535,796

 789,751

 0.39

 AA+/Aa1

 HSBC Home Equity Loan Trust USA 2007-2, Floating Rate Note, 7/20/36

 772,695

 2,018,448

 1.40

 A+/Aa2

 HSBC Home Equity Loan Trust USA 2007-3, Floating Rate Note, 11/20/36

 2,020,846

 1,328,224

 NR/Baa1

 Irwin Home Equity Loan Trust 2005-1, 5.32%, 6/25/35 (Step)

 1,294,704

 654,742

 0.90

 A/A2

 Irwin Whole Loan Home Equity Trust 2005-C, Floating Rate Note, 3/25/25

 565,381

 317,108

 0.26

 CCC/Ca

 Morgan Stanley ABS Capital I, Inc., Trust 2007-HE3, Floating Rate Note, 12/25/36

 167,378

 550,000

 0.35

 B-/Caa2

 Nationstar Home Equity Loan Trust 2007-A, Floating Rate Note, 3/25/37

 514,594

 908,073

 0.55

 AAA/Aaa

 New Century Home Equity Loan Trust Series 2005-1, Floating Rate Note, 3/25/35

 883,814

 1,260,165

 0.46

 NR/Aaa

 New Century Home Equity Loan Trust Series 2005-2, Floating Rate Note, 6/25/35

 1,255,538

 830,653

 0.46

 AA+/Aa3

 Option One Mortgage Loan Trust 2005-4 Asset-Backed Certificates Series 2005-4, Floating Rate Note, 11/25/35

 816,251

 56,314

 0.32

 A+/Aa3

 Option One Mortgage Loan Trust 2007-HL1, Floating Rate Note, 2/25/38

 56,140

 928,677

 0.64

 AA+/A1

 RASC Series 2005-KS7 Trust, Floating Rate Note, 8/25/35

 905,002

 3,047,528

 AA-/A2

 Terwin Mortgage Trust Series TMTS 2005-16HE, 4.335%, 9/25/36 (Step)

 3,130,433

 $

 28,050,141

 Paper Products - 0.0%

 800,000

 1.50

 AAA/Aaa

 Chase Issuance Trust, Floating Rate Note, 8/15/15

 $

 804,042

 Total Materials

 $

 35,100,530

 Commercial Services & Supplies - 0.1%

 Research & Consulting Services - 0.1%

 898,333

 A/NR

 TAL Advantage I LLC, 4.31%, 5/20/26 (144A)

 $

 902,637

 Total Commercial Services & Supplies

 $

 902,637

 Transportation - 0.1%

 Railroads - 0.1%

 1,766,082

 A/NR

 Trinity Rail Leasing LP, 2.266%, 1/15/43 (144A)

 $

 1,844,177

 Total Transportation

 $

 1,844,177

 Automobiles & Components - 0.3%

 Automobile Manufacturers - 0.3%

 650,000

 AA-/Aa2

 AmeriCredit Automobile Receivables Trust 2010-4, 4.2%, 11/8/16

 $

 681,269

 800,000

 A+/NR

 AmeriCredit Automobile Receivables Trust 2013-1, 1.57%, 1/8/19

 801,905

 500,000

 NR/Aa3

 AmeriCredit Automobile Receivables Trust, 4.04%, 7/10/17

 530,164

 1,034,892

 A+/NR

 Santander Drive Auto Receivables Trust 2011-S2, 3.35%, 6/15/17 (144A)

 1,042,964

 1,450,000

 A/A1

 Santander Drive Auto Receivables Trust 2012-1, 3.78%, 11/15/17

 1,517,294

 850,000

 A/A1

 Santander Drive Auto Receivables Trust 2012-5, 2.7%, 8/15/18

 887,126

 $

 5,460,722

 Total Automobiles & Components

 $

 5,460,722

 Consumer Durables & Apparel - 0.1%

 Apparel, Accessories & Luxury Goods - 0.1%

 1,391,000

 BBB/NR

 Icon Brands Holdings LLC 2012-1, 4.229%, 1/25/43 (144A)

 $

 1,490,696

 Total Consumer Durables & Apparel

 $

 1,490,696

 Consumer Services - 0.1%

 Hotels, Resorts & Cruise Lines - 0.1%

 1,860,877

 A/NR

 Westgate Resorts 2012-2 LLC, 3.0%, 1/20/25 (144A)

 $

 1,876,579

 487,672

 A/NR

 Westgate Resorts LLC, 2.5%, 3/20/25 (144A)

 488,281

 $

 2,364,860

 Total Consumer Services

 $

 2,364,860

 Food & Staples Retailing - 0.2%

 Food Retail - 0.2%

 3,000,000

 NR/NR

 CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (144A)

 $

 3,000,000

 Total Food & Staples Retailing

 $

 3,000,000

 Banks - 3.1%

 Diversified Banks - 0.0%

 482,291

 0.29

 NR/Aa1

 Wells Fargo Home Equity Asset-Backed Securities 2007-2 Trust, Floating Rate Note, 4/25/37

 $

 474,761

 Thrifts & Mortgage Finance - 3.1%

 753,218

 0.38

 BB+/B3

 ACE Securities Corp Home Equity Loan Trust Series 2006-ASAP2, Floating Rate Note, 3/25/36

 $

 727,621

 2,524,643

 3.47

 NR/NR

 Bayview Opportunity Master Fund IIa Trust 2012-4NPL, Floating Rate Note, 7/28/32 (144A)

 2,592,405

 285,923

 A/NR

 Beacon Container Finance LLC, 3.72%, 9/20/27 (144A)

 298,014

 497,484

 AA/NR

 CarNow Auto Receivables Trust 2012-1, 2.09%, 1/15/15 (144A)

 497,654

 310,276

 0.94

 AA/A3

 Carrington Mortgage Loan Trust Series 2005-NC1, Floating Rate Note, 2/25/35

 304,260

 207,984

 0.60

 AA+/Baa1

 Carrington Mortgage Loan Trust Series 2005-NC4, Floating Rate Note, 9/25/35

 203,916

 2,553,140

 BB-/B1

 Citicorp Residential Mortgage Trust Series 2006-1, 5.939%, 7/25/36 (Step)

 2,546,568

 420,998

 B+/B2

 Citicorp Residential Mortgage Trust Series 2006-2, 5.775%, 9/25/36 (Step)

 428,332

 2,761,876

 B-/B1

 Citicorp Residential Mortgage Trust Series 2006-3, 5.703%, 11/25/36 (Step)

 2,755,418

 1,700,000

 B-/B2

 Citicorp Residential Mortgage Trust Series 2007-1, 5.892%, 3/25/37 (Step)

 1,679,272

 200,353

 0.61

 AAA/A3

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 7/25/35

 200,279

 337,760

 NR/NR

 Conn Funding II LP, 4.0%, 4/15/16 (Step) (144A)

 337,971

 1,400,000

 0.90

 BBB-/Ba1

 Countrywide Asset-Backed Certificates, Floating Rate Note, 12/25/34

 1,385,426

 1,935,480

 5.07

 BB+/B2

 Countrywide Asset-Backed Certificates, Floating Rate Note, 2/25/36

 1,960,640

 546,026

 0.31

 BBB-/Ba3

 Countrywide Asset-Backed Certificates, Floating Rate Note, 5/25/37

 544,465

 1,757,500

 A/NR

 Cronos Containers Program, Ltd., 3.81%, 9/18/27 (144A)

 1,819,253

 488,445

 BBB/Baa2

 Drug Royalty II LP 1 2012-1, 4.474%, 1/15/25 (144A)

 490,301

 293,067

 4.30

 BBB/Baa2

 Drug Royalty II LP 1 2012-1, Floating Rate Note, 1/15/25 (144A)

 293,067

 273,027

 1.20

 BBB/Ba1

 Ellington Loan Acquisition Trust 2007-1, Floating Rate Note, 5/26/37 (144A)

 273,951

 182,928

 1.00

 BBB/Ba1

 Ellington Loan Acquisition Trust 2007-1, Floating Rate Note, 5/27/37 (144A)

 180,955

 250,406

 0.74

 AAA/NR

 First Franklin Mortgage Loan Trust 2004-FF10, Floating Rate Note, 9/25/34

 249,287

 1,140,381

 AAA/NR

 First Investors Auto Owner Trust 2012-2, 1.47%, 5/15/18 (144A)

 1,141,946

 1,200,000

 A/NR

 First Investors Auto Owner Trust 2013-1, 2.02%, 1/15/19 (144A)

 1,198,130

 931,688

 0.66

 AA+/A3

 Fremont Home Loan Trust 2005-2, Floating Rate Note, 6/25/35

 916,911

 334,466

 0.85

 A/A2

 GSAMP Trust 2005-HE2, Floating Rate Note, 3/25/35

 327,507

 152,421

 0.58

 AA+/Aa1

 GSAMP Trust 2005-WMC1, Floating Rate Note, 9/25/35

 152,277

 1,150,000

 A/NR

 HLSS Servicer Advance Receivables Backed Notes, 1.644%, 1/15/44 (144A)

 1,152,875

 1,620,000

 AA/NR

 HLSS Servicer Advance Receivables Backed Notes, 1.744%, 1/16/46 (144A)

 1,626,075

 800,000

 BBB/NR

 HLSS Servicer Advance Receivables Backed Notes, 2.487%, 1/15/44 (144A)

 802,240

 750,000

 A/NR

 HLSS Servicer Advance Receivables Backed Notes, 3.22%, 10/15/43 (144A)

 757,500

 224,000

 A/NR

 HLSS Servicer Advance Receivables Backed Notes, 3.96%, 10/15/45 (144A)

 232,288

 257,491

 AA/NR

 Leaf Receivables Funding 4 LLC, 4.9%, 2/20/22 (144A)

 257,491

 1,326,000

 NR/Aaa

 Leaf Receivables Funding 8 LLC, 1.55%, 11/15/17 (144A)

 1,339,857

 2,203,000

 NR/Aa2

 Leaf Receivables Funding 8 LLC, 1.92%, 9/15/20 (144A)

 2,241,332

 2,200,000

 2.45

 A+/Baa1

 Madison Avenue Manufactured Housing Contract, Floating Rate Note, 3/25/32

 2,212,258

 739,594

 5.91

 AA/A3

 Origen Manufactured Housing Contract Trust 2004-A, Floating Rate Note, 1/15/35

 795,287

 484,000

 5.46

 AAA/Aa3

 Origen Manufactured Housing Contract Trust 2004-B, Floating Rate Note, 11/15/35

 508,772

 506,199

 NR/A2

 Oxford Finance Funding Trust 2012-1, 3.9%, 3/15/17 (144A)

 510,628

 526,376

 0.90

 AAA/Aaa

 PFS Financing Corp., Floating Rate Note, 10/17/16 (144A)

 528,891

 775,712

 1.70

 A/NR

 PFS Financing Corp., Floating Rate Note, 10/17/16 (144A)

 781,892

 1,397,861

 0.45

 B/Ba3

 RAAC Series 2006-RP2 Trust, Floating Rate Note, 2/25/37 (144A)

 1,343,196

 595,871

 0.39

 A-/A2

 RAAC Series 2006-SP1 Trust, Floating Rate Note, 9/25/45

 585,148

 361,074

 0.39

 B+/B2

 RAMP Series 2006-NC1 Trust, Floating Rate Note, 1/25/36

 351,981

 252,144

 A/NR

 Santander Drive Auto Receivables Trust 2010-1, 1.89%, 5/15/17 (144A)

 253,379

 1,400,000

 A/NR

 SNAAC Auto Receivables Trust, 3.11%, 6/15/17 (144A)

 1,421,760

 300,000

 A/NR

 STORE Master Funding LLC, 4.16%, 3/20/43 (144A)

 301,839

 2,078,728

 A/NR

 STORE Master Funding LLC, 5.77%, 8/20/42 (144A)

 2,192,954

 2,072,570

 0.40

 CCC/Ba3

 Structured Asset Investment Loan Trust 2006-1, Floating Rate Note, 1/25/36

 2,023,117

 4,255,948

 0.42

 B-/Baa3

 Structured Asset Securities Corp., Mortgage Loan Trust 2006-GEL4, Floating Rate Note, 10/25/36 (144A)

 4,102,976

 615,765

 A+/Baa2

 Structured Asset Securities Corp., 4.77%, 10/25/34 (Step)

 629,115

 1,034,572

 A+/NR

 SVO 2012-A VOI Mortgage LLC, 2.0%, 9/20/29 (144A)

 1,044,488

 $

 51,503,165

 Total Banks

 $

 51,977,926

 Diversified Financials - 2.0%

 Other Diversified Financial Services - 0.7%

 1,900,000

 A/A1

 Capital Auto Receivables Asset Trust 2013-1, 1.74%, 10/22/18

 $

 1,903,532

 1,400,000

 BBB/NR

 DT Auto Owner Trust 2011-1, 4.89%, 1/17/17 (144A)

 1,431,280

 1,000,000

 AA/NR

 DT Auto Owner Trust 2012-1, 2.26%, 10/16/17 (144A)

 1,005,502

 181,242

 0.44

 AA+/A1

 JP Morgan Mortgage Acquisition Corp., 2005-OPT2, Floating Rate Note, 12/25/35

 180,615

 800,000

 AA/NR

 Prestige Auto Receivables Trust 2011-1, 3.9%, 7/16/18 (144A)

 826,758

 2,292,640

 A+/NR

 Sierra Timeshare 2012-2 Receivables Funding LLC, 2.38%, 3/20/29 (144A)

 2,323,859

 606,518

 A+/NR

 Sierra Timeshare 2012-3 Receivables Funding LLC, 1.87%, 8/20/29 (144A)

 610,397

 2,800,000

 A/NR

 Springleaf Funding Trust 2013-A, 2.58%, 9/15/21 (144A)

 2,799,796

 999,167

 A-/NR

 Textainer Marine Containers, Ltd., 4.21%, 4/15/27 (144A)

 1,026,981

 $

 12,108,720

 Specialized Finance - 0.6%

 1,400,000

 1.07

 AAA/Aaa

 Ally Master Owner Trust, Floating Rate Note, 1/15/16

 $

 1,407,507

 4,900,375

 BBB+/Baa1

 Domino's Pizza Master Issuer LLC, 5.216%, 1/25/42 (144A)

 5,499,387

 1,659,000

 0.64

 NR/Aaa

 GE Dealer Floorplan Master Note Trust, Floating Rate Note, 10/20/17

 1,662,424

 603,507

 NR/A2

 Hercules Capital Funding Trust 2012-1, 3.32%, 12/16/17 (144A)

 606,147

 883,105

 NR/Aaa

 JG Wentworth XXII LLC, 3.82%, 12/15/48 (144A)

 955,107

 $

 10,130,572

 Consumer Finance - 0.6%

 428,000

 BBB/NR

 American Credit Acceptance Receivables Trust 2012-2, 4.05%, 2/15/18 (144A)

 $

 428,480

 1,997,825

 A+/NR

 American Credit Acceptance Receivables Trust, 1.64%, 11/15/16 (144A)

 1,997,699

 1,767,259

 NR/Aa3

 California Republic Auto Receivables Trust 2012-1, 1.18%, 8/15/17 (144A)

 1,766,371

 933,333

 A/NR

 Global SC Finance II SRL, 4.11%, 7/19/27 (144A)

 967,573

 2,500,000

 0.26

 AAA/Aaa

 MBNA Credit Card Master Note Trust, Floating Rate Note, 10/15/15

 2,499,758

 1,350,000

 NR/Aaa

 Santander Drive Auto Receivables Trust 2011-2, 2.66%, 1/15/16

 1,372,550

 900,000

 1.05

 AAA/Aaa

 SLM Student Loan Trust 2004-10, Floating Rate Note, 4/27/26 (144A)

 896,112

 $

 9,928,543

 Asset Management & Custody Banks - 0.1%

 1,182,500

 A/NR

 Triton Container Finance LLC, 4.21%, 5/14/27 (144A)

 $

 1,219,088

 Investment Banking & Brokerage - 0.0%

 700,000

 0.65

 NR/Aaa

 Chesapeake Funding LLC, Floating Rate Note, 5/7/24 (144A)

 $

 699,884

 400,000

 1.35

 NR/Aa2

 Chesapeake Funding LLC, Floating Rate Note, 5/7/24 (144A)

 400,000

 $

 1,099,884

 Total Diversified Financials

 $

 34,486,807

 TOTAL ASSET BACKED SECURITIES

 (Cost $134,022,629)

 $

 136,628,355

 COLLATERALIZED MORTGAGE OBLIGATIONS - 18.8%

 Consumer Services - 0.0%

 Hotels, Resorts & Cruise Lines - 0.0%

 390,961

 NR/Baa3

 S2 Hospitality LLC, 4.5%, 4/15/25 (144A)

 $

 391,057

 Total Consumer Services

 $

 391,057

 Banks - 13.5%

 Thrifts & Mortgage Finance - 13.5%

 889,912

 0.65

 CCC/NR

 Alternative Loan Trust 2003-14T1, Floating Rate Note, 8/25/18

 $

 834,917

 1,637,156

 BBB+/NR

 Alternative Loan Trust 2003-21T1, 5.75%, 12/25/33

 1,686,703

 911,707

 BB-/B2

 Alternative Loan Trust 2003-J1, 4.75%, 10/25/33

 931,589

 1,550,346

 B-/NR

 Alternative Loan Trust 2004-14T2, 5.5%, 8/25/34

 1,533,996

 995,155

 CCC/B2

 Alternative Loan Trust 2004-28CB, 5.5%, 1/25/35

 1,012,982

 866,749

 BBB+/Ba3

 Alternative Loan Trust 2004-2CB, 5.125%, 3/25/34

 877,627

 916,885

 BB+/Ba2

 Alternative Loan Trust 2004-4CB, 4.25%, 4/25/34

 922,598

 961,950

 A+/Baa2

 Banc of America Alternative Loan Trust 2003-2, 5.75%, 4/25/33

 1,043,839

 1,906,205

 NR/Baa2

 Banc of America Alternative Loan Trust 2003-7, 5.5%, 9/25/33

 1,940,252

 1,184,236

 NR/B1

 Banc of America Alternative Loan Trust 2004-10, 5.5%, 11/25/19

 1,199,552

 1,332,617

 NR/Ba1

 Banc of America Alternative Loan Trust 2004-12, 5.5%, 1/25/20

 1,354,868

 1,536,436

 NR/B3

 Banc of America Alternative Loan Trust 2004-2, 5.5%, 3/25/19

 1,579,581

 1,928,082

 NR/Ba2

 Banc of America Alternative Loan Trust 2004-2, 6.0%, 3/25/34

 1,988,861

 1,058,384

 NR/B2

 Banc of America Alternative Loan Trust 2004-4, 5.25%, 5/25/34

 1,076,072

 1,891,761

 NR/Ba3

 Banc of America Alternative Loan Trust 2004-6, 5.0%, 7/25/19

 1,930,952

 1,359,774

 BBB+/NR

 Banc of America Funding 2003-3 Trust, 5.5%, 10/25/33

 1,429,325

 1,609,762

 CCC/NR

 Banc of America Funding 2005-8 Trust, 5.5%, 1/25/36

 1,603,801

 1,325,499

 0.33

 BB-/A

 Banc of America Funding 2010-R4 Trust, Floating Rate Note, 8/26/36 (144A)

 1,297,239

 341,332

 0.30

 AAA/NR

 Banc of America Funding 2010-R4 Trust, Floating Rate Note, 9/26/46 (144A)

 338,493

 878,927

 0.95

 AA+/Aa1

 Banc of America Large Loan Trust 2007-BMB1, Floating Rate Note, 8/15/29 (144A)

 865,843

 400,000

 1.30

 A-/A3

 Banc of America Large Loan Trust 2007-BMB1, Floating Rate Note, 8/15/29 (144A)

 390,322

 814,911

 3.13

 NR/Ba1

 Banc of America Mortgage 2003-H Trust, Floating Rate Note, 9/25/33

 820,586

 8,238,243

 NR/Caa2

 Bayview Commercial Asset Trust, 3.89%, 9/25/37 (Step) (144A)

 762,037

 12,140,837

 4.28

 NR/Caa2

 Bayview Commercial Asset Trust, Floating Rate Note, 7/25/37 (144A)

 634,966

 996,941

 2.98

 NR/NR

 Bayview Opportunity Master Fund Trust IIB LP, Floating Rate Note, 1/28/33 (144A)

 1,004,518

 374,044

 2.73

 NR/NR

 BCAP LLC 2010-RR10 Trust, Floating Rate Note, 12/27/34 (144A)

 375,589

 196,597

 2.98

 NR/NR

 BCAP LLC 2010-RR11-I Trust, Floating Rate Note, 6/27/36 (144A)

 196,841

 3,769,792

 0.80

 A+/Ba3

 Bear Stearns ALT-A Trust 2004-4, Floating Rate Note, 6/25/34

 3,516,334

 1,296,505

 0.76

 AA+/Baa3

 Bear Stearns ALT-A Trust 2005-1, Floating Rate Note, 1/25/35

 1,242,685

 1,398,162

 2.34

 AA+/Baa2

 Bear Stearns ARM Trust 2003-5, Floating Rate Note, 8/25/33

 1,389,346

 1,000,000

 5.21

 NR/Baa2

 Bear Stearns Commercial Mortgage Securities Trust 2005-PWR7, Floating Rate Note, 2/11/41

 1,025,843

 220,195

 A+/Baa1

 Chase Mortgage Finance Trust Series 2003-S11, 5.0%, 10/25/33

 228,123

 1,125,731

 4.79

 A+/Ba1

 CHL Mortgage Pass-Through Trust 2003-56, Floating Rate Note, 12/25/33

 1,127,389

 1,388,393

 NR/Baa3

 CHL Mortgage Pass-Through Trust 2004-9, 5.25%, 6/25/34

 1,432,904

 56,933

 A+/NR

 CHL Mortgage Pass-Through Trust 2004-J9, 5.25%, 1/25/35

 56,866

 1,500,000

 0.37

 AA/Aaa

 Citigroup Commercial Mortgage Trust 2007-FL3A, Floating Rate Note, 4/15/22 (144A)

 1,458,717

 1,000,000

 4.65

 AA-/A1

 City Center Trust 2011-CCHP, Floating Rate Note, 7/15/28 (144A)

 1,005,589

 889,782

 0.64

 BBB+/A2

 CNL Commercial Mortgage Loan Trust 2003-2, Floating Rate Note, 10/25/30 (144A)

 791,906

 645,185

 0.50

 AAA/Aaa

 COMM 2005-FL11 Mortgage Trust, Floating Rate Note, 11/15/17 (144A)

 612,132

 1,377,109

 0.54

 AAA/Aaa

 COMM 2005-FL11 Mortgage Trust, Floating Rate Note, 11/15/17 (144A)

 1,279,016

 1,217,999

 0.30

 AAA/Aaa

 COMM 2006-FL12 Mortgage Trust, Floating Rate Note, 12/15/20 (144A)

 1,201,647

 5,745,000

 0.33

 AA-/A1

 COMM 2006-FL12 Mortgage Trust, Floating Rate Note, 12/15/20 (144A)

 5,505,175

 2,740,306

 0.38

 A+/A1

 COMM 2007-FL14 Mortgage Trust, Floating Rate Note, 6/15/22 (144A)

 2,700,018

 150,000

 NR/Baa3

 COMM 2011-THL Mortgage Trust, 5.949%, 6/9/28 (144A)

 153,966

 850,000

 NR/Aaa

 COMM 2012-CCRE2 Mortgage Trust, 3.147%, 8/15/45

 881,834

 450,000

 NR/Aaa

 COMM 2012-CCRE2 Mortgage Trust, 3.791%, 8/15/45

 480,267

 915,000

 AAA/Aaa

 COMM 2012-CCRE4 Mortgage Trust, 2.436%, 10/15/45

 926,750

 3,500,000

 NR/Aaa

 COMM 2012-LC4 Mortgage Trust, 4.063%, 12/10/44

 3,793,104

 1,900,000

 AAA/Aaa

 COMM 2013-LC6 Mortgage Trust, 2.941%, 1/10/46

 1,920,885

 3,977,357

 2.14

 AAA/NR

 Commercial Mortgage Pass Through Certificates, Floating Rate Note, 11/17/26 (144A)

 4,033,056

 461,525

 0.57

 AA+/Aa3

 DSLA Mortgage Loan Trust 2004-AR3, Floating Rate Note, 7/19/44

 435,982

 1,100,000

 1.30

 AA-/NR

 Extended Stay America Trust 2013-ESH, Floating Rate Note, 12/5/31 (144A)

 1,100,000

 399,813

 5.71

 NR/Baa1

 First Horizon Mortgage Pass-Through Trust 2004-AR5, Floating Rate Note, 10/25/34

 405,951

 529,874

 2.66

 BB-/B1

 First Horizon Mortgage Pass-Through Trust 2005-AR1, Floating Rate Note, 4/25/35

 525,325

 172,269

 CCC/NR

 First Horizon Mortgage Pass-Through Trust 2006-1, 6.0%, 5/25/36

 172,422

 886,708

 0.37

 A/Aa3

 GE Business Loan Trust 2007-1, Floating Rate Note, 4/16/35 (144A)

 814,168

 1,824,614

 NR/Aaa

 GE Capital Commercial Mortgage Corp., 5.145%, 7/10/37

 1,833,974

 800,000

 5.31

 A/A1

 GMAC Commercial Mortgage Securities, Inc., Series 2003-C3 Trust, Floating Rate Note, 4/10/40

 813,516

 3,375,000

 AAA/NR

 GMAC Commercial Mortgage Securities, Inc., Series 2004-C3 Trust, 4.864%, 12/10/41

 3,553,180

 1,000,000

 AA-/NR

 GS Mortgage Securities Corp., II, 3.682%, 2/10/46 (144A)

 1,025,780

 1,550,000

 1.95

 NR/A3

 GS Mortgage Securities Corp., II, Floating Rate Note, 11/8/29 (144A)

 1,557,049

 1,250,000

 NR/Aaa

 GS Mortgage Securities Corp., II, 3.377%, 5/10/45

 1,327,410

 900,000

 NR/Aaa

 GS Mortgage Securities Corp., II, 5.56%, 11/10/39

 1,020,419

 3,000,000

 1.26

 AAA/Aaa

 GS Mortgage Securities Corp., II, Floating Rate Note, 3/6/20 (144A)

 3,004,668

 700,000

 2.20

 AA/NR

 GS Mortgage Securities Corp., II, Floating Rate Note, 3/6/20 (144A)

 703,087

 1,713,012

 2.54

 B+/NR

 GSR Mortgage Loan Trust 2003-9, Floating Rate Note, 8/25/33

 1,725,789

 274,209

 5.73

 B/NR

 GSR Mortgage Loan Trust 2004-3F, Floating Rate Note, 2/25/34

 267,360

 1,847,439

 3.06

 A+/B1

 GSR Mortgage Loan Trust 2004-7, Floating Rate Note, 6/25/34

 1,860,207

 404,491

 2.96

 BBB+/NR

 GSR Mortgage Loan Trust 2005-AR1, Floating Rate Note, 1/25/35

 397,050

 3,173,407

 0.55

 AA+/Aa3

 Homestar Mortgage Acceptance Corp., Floating Rate Note, 6/25/34

 3,143,145

 823,188

 0.92

 BBB/Baa2

 Impac CMB Trust Series 2004-5, Floating Rate Note, 10/25/34

 786,264

 2,199,127

 0.94

 BBB+/A3

 Impac CMB Trust Series 2004-7, Floating Rate Note, 11/25/34

 2,110,749

 861,227

 0.96

 B/Ba2

 Impac CMB Trust Series 2004-9, Floating Rate Note, 1/25/35

 802,840

 2,214,401

 1.00

 AAA/Aaa

 Impac Secured Assets CMN Owner Trust, Floating Rate Note, 11/25/34

 2,159,001

 930,351

 0.55

 AAA/Aaa

 Impac Secured Assets Trust 2006-1, Floating Rate Note, 5/25/36

 918,283

 678,768

 0.55

 AAA/Aaa

 Impac Secured Assets Trust 2006-2, Floating Rate Note, 8/25/36

 657,697

 2,800,000

 2.57

 A/A2

 JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 10/15/25 (144A)

 2,838,542

 1,100,000

 0.36

 AA/Aa3

 JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9, Floating Rate Note, 5/15/47

 1,094,267

 146,549

 0.58

 NR/Aa1

 JP Morgan Chase Commercial Mortgage Securities Trust 2007-FL1, Floating Rate Note, 7/15/19 (144A)

 143,213

 1,600,000

 AAA/NR

 JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2, 3.616%, 11/15/43 (144A)

 1,741,019

 1,350,000

 NR/Aaa

 JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5, 4.171%, 8/15/46

 1,509,347

 1,926,978

 2.10

 AAA/Aaa

 JP Morgan Chase Commercial Mortgage Securities Trust 2011-FL1, Floating Rate Note, 11/15/28 (144A)

 1,940,916

 900,000

 3.98

 AA/NR

 JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8, Floating Rate Note, 10/15/45 (144A)

 934,913

 1,572,206

 2.20

 BBB/Baa1

 JP Morgan Mortgage Trust 2003-A1, Floating Rate Note, 10/25/33

 1,598,426

 1,517,747

 4.44

 BBB/Baa1

 JP Morgan Mortgage Trust 2003-A1, Floating Rate Note, 10/25/33

 1,551,908

 2,537,609

 2.52

 AA+/Baa3

 JP Morgan Mortgage Trust 2004-A1, Floating Rate Note, 2/25/34

 2,618,234

 1,265,960

 4.89

 AA+/Baa1

 JP Morgan Mortgage Trust 2004-A1, Floating Rate Note, 2/25/34

 1,290,183

 330,103

 2.90

 A+/NR

 JP Morgan Mortgage Trust 2004-A2, Floating Rate Note, 5/25/34

 333,922

 476,607

 2.58

 BBB+/Ba1

 JP Morgan Mortgage Trust 2005-A4, Floating Rate Note, 7/25/35

 478,889

 2,800,000

 5.62

 BBB+/NR

 LB-UBS Commercial Mortgage Trust 2002-C4, Floating Rate Note, 10/15/35 (144A)

 2,795,097

 1,508,051

 AAA/Aaa

 LB-UBS Commercial Mortgage Trust 2004-C1, 4.568%, 1/15/31

 1,545,995

 1,902,464

 AAA/Aaa

 LB-UBS Commercial Mortgage Trust 2005-C3, 4.664%, 7/15/30

 1,933,729

 512,565

 0.90

 BB/Aaa

 Lehman Brothers Floating Rate Commercial Mortgage Trust 2007-LLF C5, Floating Rate Note, 6/15/22 (144A)

 510,271

 550,000

 1.10

 B+/A1

 Lehman Brothers Floating Rate Commercial Mortgage Trust 2007-LLF C5, Floating Rate Note, 6/15/22 (144A)

 533,788

 114,448

 5.41

 AAA/Aaa

 Lehman Brothers Small Balance Commercial Mortgage Trust 2006-3, Floating Rate Note, 12/25/36 (144A)

 115,888

 133,177

 1.05

 AAA/Aaa

 Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3 Class 1A2, Floating Rate Note, 10/25/37 (144A)

 132,700

 417,633

 1.15

 A+/Aa1

 Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3 Class 1A4, Floating Rate Note, 10/25/37 (144A)

 415,521

 2,488,295

 0.45

 AAA/Aa1

 Lehman Brothers Small Balance Commercial, Floating Rate Note, 2/25/30 (144A)

 2,214,582

 353,870

 0.45

 A+/Aa3

 Lehman Brothers Small Balance Commercial, Floating Rate Note, 9/25/30 (144A)

 308,801

 1,430,000

 1.30

 A+/B1

 MASTR Adjustable Rate Mortgages Trust 2004-11, Floating Rate Note, 11/25/34

 1,268,288

 1,240,825

 5.29

 B-/B3

 MASTR Adjustable Rate Mortgages Trust, Floating Rate Note, 1/25/35

 1,193,785

 1,307,985

 BB+/NR

 MASTR Alternative Loan Trust 2004-10, 5.5%, 10/25/19

 1,345,061

 259,430

 AAA/NR

 MASTR Alternative Loan Trust 2004-13, 4.5%, 1/25/15

 259,977

 363,156

 B+/NR

 MASTR Alternative Loan Trust 2004-13, 5.5%, 1/25/35

 371,199

 2,747,206

 B-/NR

 MASTR Alternative Loan Trust 2004-6, 6.0%, 7/25/34

 2,794,065

 1,959,194

 A+/NR

 MASTR Alternative Loan Trust 2005-1, 5.5%, 2/25/35

 1,956,026

 1,045,265

 6.60

 A-/NR

 MASTR Seasoned Securitization Trust 2005-1, Floating Rate Note, 9/25/32

 1,095,769

 1,379,277

 0.66

 A+/A3

 Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A, Floating Rate Note, 4/25/29

 1,347,091

 348,253

 2.44

 BBB/B3

 Merrill Lynch Mortgage Investors Trust Series MLCC 2005-2, Floating Rate Note, 10/25/35

 344,548

 3,008,886

 0.66

 AA+/Baa2

 Merrill Lynch Mortgage Investors Trust Series MLCC 2005-A, Floating Rate Note, 3/25/30

 2,999,959

 771,653

 5.24

 AAA/NR

 Merrill Lynch Mortgage Trust Class A4, Floating Rate Note, 11/12/35

 783,008

 1,723,265

 0.48

 A+/Ba2

 Morgan Stanley Mortgage Loan Trust 2005-6AR, Floating Rate Note, 11/25/35

 1,620,229

 2,950,000

 NR/NR

 Morgan Stanley Re-REMIC Trust 2010-R9, 5.0%, 11/26/36 (144A)

 3,139,832

 3,223,679

 0.98

 AA+/Baa1

 MortgageIT Trust 2004-1, Floating Rate Note, 11/25/34

 3,113,033

 316,596

 0.50

 BBB+/Ba2

 MortgageIT Trust 2005-3, Floating Rate Note, 8/25/35

 301,379

 2,859,576

 1.40

 AAA/Aaa

 NorthStar 2012-1 Mortgage Trust, Floating Rate Note, 8/25/29 (144A)

 2,859,576

 989,355

 0.45

 BB+/B2

 Opteum Mortgage Acceptance Corp., Asset Backed Pass-Through Certificates 2005-5, Floating Rate Note, 12/25/35

 966,707

 842,316

 NR/A2

 PHH Mortgage Capital LLC, 6.6%, 12/25/27 (Step) (144A)

 824,285

 611,016

 BB+/B2

 RAAC Series 2004-SP2 Trust, 6.0%, 1/25/32

 623,297

 812,981

 1.60

 B-/Ba1

 RESI Finance LP, Floating Rate Note, 9/10/35 (144A)

 715,862

 144,700

 0.70

 AA+/NR

 Residential Asset Securitization Trust 2003-A6, Floating Rate Note, 7/25/33

 144,441

 655,028

 B-/NR

 Residential Asset Securitization Trust 2004-A10, 5.5%, 2/25/35

 669,549

 820,798

 BBB/NR

 Residential Asset Securitization Trust 2004-A8, 5.25%, 11/25/34

 833,889

 1,970,333

 B/NR

 Residential Asset Securitization Trust 2004-A9, 5.75%, 12/25/34

 2,016,651

 1,661,467

 CCC/NR

 Residential Asset Securitization Trust 2005-A9, 5.5%, 7/25/35

 1,657,180

 4,000,000

 5.53

 NR/C

 SASCO 2007-BHC1 Trust, Floating Rate Note, 12/18/49 (144A)

 696,240

 2,204,075

 2.68

 BBB+/B2

 SASCO Mortgage Pass-through Certificates Series 2004-S4, Floating Rate Note, 12/25/34

 2,240,950

 3,836,083

 0.86

 AA+/Baa1

 Sequoia Mortgage Trust 2003-2, Floating Rate Note, 6/20/33

 3,783,314

 1,630,722

 0.82

 AA+/Baa3

 Sequoia Mortgage Trust 2003-5, Floating Rate Note, 9/20/33

 1,609,629

 1,258,130

 0.80

 AA/A3

 Sequoia Mortgage Trust 2004-12, Floating Rate Note, 1/20/35

 1,189,086

 1,569,155

 0.42

 BBB+/Ba3

 Sequoia Mortgage Trust 2005-2, Floating Rate Note, 3/20/35

 1,460,301

 731,880

 NR/Baa3

 SMA Issuer I LLC, 3.5%, 8/20/25 (144A)

 735,050

 2,743,845

 2.22

 AAA/NR

 Springleaf Mortgage Loan Trust 2012-2, Floating Rate Note, 10/25/57 (144A)

 2,780,338

 988,799

 0.88

 AA+/A2

 Structured Asset Mortgage Investments II Trust 2004-AR8, Floating Rate Note, 5/19/35

 943,819

 303,113

 0.94

 A+/Ba1

 Structured Asset Mortgage Investments Trust 2003-AR2, Floating Rate Note, 12/19/33

 283,682

 1,326,379

 2.77

 A+/Baa3

 Structured Asset Securities Corp., Mortgage Certificates Series 2003-31A, Floating Rate Note, 10/25/33

 1,350,211

 1,408,140

 0.85

 NR/NR

 Structured Asset Securities Corp., Reverse Mortgage Loan Trust 2002-RM1, Floating Rate Note, 10/25/37 (144A)

 1,394,059

 1,056,526

 3.17

 NR/Baa2

 Thornburg Mortgage Securities Trust 2003-3, Floating Rate Note, 6/25/43

 1,061,909

 4,174,056

 0.94

 BBB+/Baa3

 Thornburg Mortgage Securities Trust 2004-3, Floating Rate Note, 9/25/44

 4,001,430

 1,256,817

 4.11

 AAA/Ba1

 Thornburg Mortgage Securities Trust Class II4A, Floating Rate Note, 3/25/44

 1,259,137

 4,470,000

 AAA/Aa1

 Timberstar Trust, 5.668%, 10/15/36 (144A)

 5,103,426

 1,435,000

 AA/Aa3

 Timberstar Trust, 5.747%, 10/15/36 (144A)

 1,605,972

 2,553,356

 0.78

 BB+/Aaa

 UBS Commercial Mortgage Trust 2007-FL1, Floating Rate Note, 7/15/24 (144A)

 2,529,383

 3,787,250

 AAA/Aaa

 Wachovia Bank Commercial Mortgage Trust Series 2004-C15, 4.803%, 10/15/41

 3,994,628

 672,923,843

 0.01

 AAA/Aaa

 Wachovia Bank Commercial Mortgage Trust Series 2006-C26, Floating Rate Note, 6/15/45

 2,500,000

 5.61

 AA-/NR

 Wachovia Commercial Mortgage Securities, Inc., Commercial Mortgage Pass Through Certificates

 2,495,732

 Series 03-C4, Floating Rate Note, 4/15/35 (144A)

 4,142,146

 2.44

 BBB+/NR

 WaMu Mortgage Pass Through Certificates, Floating Rate Note, 1/25/35

 4,148,699

 208,318

 2.21

 NR/Ba3

 WaMu Mortgage Pass Through Certificates, Floating Rate Note, 2/27/34

 167,616

 2,064,935

 2.50

 BBB/NR

 WaMu Mortgage Pass Through Certificates, Floating Rate Note, 3/25/35

 2,048,339

 2,920,549

 2.44

 A+/A2

 WaMu Mortgage Pass Through Certificates, Floating Rate Note, 6/25/33

 2,996,069

 1,157,222

 2.46

 BB+/Ba1

 WaMu Mortgage Pass Through Certificates, Floating Rate Note, 8/25/33

 1,059,359

 164,754

 2.43

 A+/Ba3

 WaMu Mortgage Pass Through Certificates, Floating Rate Note, 8/25/34

 162,803

 1,927,000

 NR/Aaa

 Wells Fargo Commercial Mortgage Trust 2012-LC5, 3.539%, 10/15/45

 2,007,847

 3,299,697

 NR/Aaa

 Wells Fargo Commercial Mortgage Trust, 3.349%, 11/15/43 (144A)

 3,540,076

 1,121,493

 AA+/Baa3

 Wells Fargo Mortgage Backed Securities 2003-15 Trust, 4.75%, 12/25/18

 1,154,388

 804,860

 2.52

 NR/Baa2

 Wells Fargo Mortgage Backed Securities 2003-B Trust, Floating Rate Note, 2/25/33

 823,464

 893,371

 4.51

 AA+/Aa2

 Wells Fargo Mortgage Backed Securities 2003-L Trust, Floating Rate Note, 11/25/33

 890,413

 448,604

 4.49

 A+/Baa1

 Wells Fargo Mortgage Backed Securities 2003-L Trust, Floating Rate Note, 11/25/33

 440,269

 509,450

 2.65

 AA+/A2

 Wells Fargo Mortgage Backed Securities 2004-V Trust, Floating Rate Note, 10/25/34

 523,288

 563,653

 AA+/A1

 Wells Fargo Mortgage Backed Securities 2006-16 Trust, 5.0%, 11/25/36

 583,824

 2,133,869

 4.94

 BBB+/Ba3

 Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 8/25/34

 2,195,706

 350,000

 5.39

 NR/A2

 WFRBS Commercial Mortgage Trust 2011-C2, Floating Rate Note, 2/15/44 (144A)

 394,431

 $

 226,998,541

 Total Banks

 $

 226,998,541

 Diversified Financials - 2.8%

 Other Diversified Financial Services - 2.5%

 1,364,852

 3.13

 AA+/NR

 Banc of America Mortgage 2003-F Trust, Floating Rate Note, 7/25/33

 $

 1,376,113

 1,127,828

 3.16

 NR/Ba2

 Banc of America Mortgage 2003-I Trust, Floating Rate Note, 10/25/33

 1,143,930

 384,025

 3.00

 AA+/NR

 Banc of America Mortgage 2004-E Trust, Floating Rate Note, 6/25/34

 383,716

 714,219

 5.07

 BBB+/NR

 Banc of America Mortgage 2005-H Trust, Floating Rate Note, 9/25/35

 715,583

 1,795,238

 A+/NR

 Banc of America Mortgage Trust 2004-11, 5.75%, 1/25/35

 1,840,239

 174,624

 BB+/NR

 Banc of America Mortgage Trust 2004-7, 4.5%, 8/25/19

 177,446

 1,468,718

 A+/NR

 Banc of America Mortgage Trust 2004-9, 5.5%, 11/25/34

 1,532,977

 665,050

 NR/B1

 Citicorp Mortgage Securities Trust Series 2006-1, 5.0%, 2/25/36

 704,353

 820,890

 0.32

 BBB+/Aaa

 Commercial Mortgage Pass-Through Certificates Series 2007-TFL1, Floating Rate Note, 2/15/22 (144A)

 812,827

 28,357

 AAA/Aaa

 Commercial Mortgage Trust 2003-C1, 4.111%, 7/5/35

 28,351

 1,900,000

 5.42

 NR/Aa2

 DBUBS 2011-LC3 Mortgage Trust, Floating Rate Note, 8/10/44 (144A)

 2,211,946

 1,895,000

 1.50

 NR/NR

 Del Coronado Trust, Floating Rate Note, 3/15/26 (144A)

 1,895,000

 1,523,615

 0.40

 BB+/Baa2

 Impac Secured Assets Trust 2006-5, Floating Rate Note, 12/25/36

 1,395,693

 56,650

 5.95

 A+/Caa1

 JP Morgan Alternative Loan Trust, Floating Rate Note, 9/25/36

 56,654

 1,658,902

 B+/Baa3

 JP Morgan Mortgage Trust 2004-S1, 5.0%, 9/25/34

 1,711,903

 2,307,733

 B-/Ba2

 JP Morgan Mortgage Trust 2004-S1, 6.0%, 9/25/34

 2,369,486

 623,642

 3.00

 NR/NR

 La Hipotecaria Panamanian Mortgage Trust 2010-1, Floating Rate Note, 9/8/39 (144A)

 651,706

 1,395,000

 5.49

 NR/A2

 LSTAR Commercial Mortgage Trust, Floating Rate Note, 6/25/43 (144A)

 1,500,543

 1,372,883

 2.53

 A+/NR

 Merrill Lynch Mortgage Investors Trust Series MLMI 2005-A2, Floating Rate Note, 2/25/35

 1,380,699

 2,616,937

 AAA/NR

 Morgan Stanley Capital I Trust 2004-HQ4, 4.97%, 4/14/40

 2,725,893

 1,000,000

 A+/NR

 Morgan Stanley Capital I Trust 2007-HQ13, 5.569%, 12/15/44

 1,116,919

 685,769

 0.30

 AA+/Aaa

 Morgan Stanley Capital I, Inc., Floating Rate Note, 10/15/20 (144A)

 679,322

 5,102,000

 0.33

 A+/Aa1

 Morgan Stanley Capital I, Inc., Floating Rate Note, 10/15/20 (144A)

 4,957,134

 1,375,653

 NR/Baa3

 ORES NPL LLC, 4.0%, 9/25/44 (144A)

 1,376,791

 825,400

 NR/Ba1

 RALI Series 2003-QS14 Trust, 5.0%, 7/25/18

 843,118

 3,291,907

 NR/B1

 RALI Series 2004-QS13 Trust, 5.0%, 9/25/19

 3,385,420

 1,434,883

 NR/B3

 RALI Series 2004-QS16 Trust, 5.5%, 12/25/34

 1,413,800

 1,143,065

 NR/Baa3

 RALI Series 2004-QS3 Trust, 5.0%, 3/25/19

 1,191,758

 1,203,251

 2.51

 A+/Baa1

 Structured Adjustable Rate Mortgage Loan Trust Class A1, Floating Rate Note, 3/25/34

 1,186,513

 732,938

 2.58

 BBB-/B3

 Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 1/25/35

 709,140

 $

 41,474,973

 Specialized Finance - 0.0%

 23,393

 AAA/NR

 COBALT CMBS Commercial Mortgage Trust 2006-C1, 5.174%, 8/15/48

 $

 23,448

 274,194

 BB+/Baa2

 Spirit Master Funding LLC, 5.74%, 3/20/25 (144A)

 281,863

 $

 305,311

 Consumer Finance - 0.1%

 1,766,353

 4.54

 AA/Baa3

 GMACM Mortgage Loan Trust 2003-AR1, Floating Rate Note, 10/19/33

 $

 1,821,479

 Asset Management & Custody Banks - 0.0%

 549,173

 2.81

 NR/NR

 Jefferies & Co., Inc., Floating Rate Note, 5/26/37 (144A)

 $

 550,829

 Investment Banking & Brokerage - 0.2%

 1,440,000

 4.88

 AAA/NR

 Banc of America Merrill Lynch Commercial Mortgage, Inc., Floating Rate Note, 7/10/42

 $

 1,498,725

 1,348,115

 7.40

 BBB+/Baa2

 Bear Stearns Commercial Mortgage Securities Trust 2002 Top6, Floating Rate Note, 10/15/36 (144A)

 1,387,901

 $

 2,886,626

 Total Diversified Financials

 $

 47,039,218

 Real Estate - 1.3%

 Mortgage REIT - 1.2%

 357,131

 B+/NR

 Credit Suisse First Boston Mortgage Securities Corp., 5.5%, 6/25/33

 $

 356,397

 700,371

 2.69

 BBB+/Ba1

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 11/25/33

 688,859

 249,569

 7.16

 A+/Baa2

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 12/15/35 (144A)

 257,014

 1,032,022

 1.55

 AA+/A3

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 12/25/33

 1,010,095

 495,662

 1.70

 NR/WR

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 8/25/33

 473,521

 3,250,000

 6.45

 D/Caa2

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 9/15/34 (144A)

 1,545,489

 650,000

 3.49

 NR/A2

 FREMF Mortgage Trust Class B, Floating Rate Note, 11/25/46 (144A)

 682,057

 858,000

 3.82

 NR/NR

 FREMF Mortgage Trust Class B, Floating Rate Note, 6/25/47 (144A)

 901,030

 5,000,000

 4.29

 A-/NR

 FREMF Mortgage Trust Class B, Floating Rate Note, 7/25/48 (144A)

 5,389,310

 1,500,000

 4.60

 NR/NR

 FREMF Mortgage Trust, Floating Rate Note, 11/25/49 (144A)

 1,638,494

 900,000

 3.31

 A-/Baa2

 FREMF Mortgage Trust, Floating Rate Note, 3/25/45 (144A)

 892,953

 850,000

 5.44

 NR/A3

 FREMF Mortgage Trust, Floating Rate Note, 4/25/20 (144A)

 975,450

 1,750,000

 4.77

 NR/A3

 FREMF Mortgage Trust, Floating Rate Note, 4/25/44 (144A)

 1,926,466

 1,250,000

 4.89

 NR/A3

 FREMF Mortgage Trust, Floating Rate Note, 7/25/44 (144A)

 1,394,165

 600,000

 5.16

 A+/NR

 FREMF Mortgage Trust, Floating Rate Note, 9/25/43

 680,944

 1,250,000

 4.16

 NR/Baa2

 FREMF Mortgage Trust, Floating Rate Note, 9/25/44 (144A)

 1,291,011

 890,000

 5.16

 NR/NR

 FREMF Mortgage Trust, Floating Rate Note, 9/25/45 (144A)

 1,006,622

 $

 21,109,877

 Diversified Real Estate Activities - 0.1%

 1,130,478

 0.64

 B+/Aaa

 MRFC Mortgage Pass-Through Trust Series 2000-TBC3, Floating Rate Note, 12/15/30

 $

 1,094,427

 Total Real Estate

 $

 22,204,304

 Government - 1.2%

 6,588

 NR/NR

 Fannie Mae REMICS, 10.3%, 4/25/19

 $

 7,358

 1,000,000

 NR/NR

 Fannie Mae REMICS, 4.5%, 6/25/29

 1,111,666

 1,401,724

 NR/NR

 Fannie Mae REMICS, 5.0%, 3/25/24

 1,436,511

 3,636,237

 NR/NR

 Fannie Mae REMICS, 5.0%, 7/25/33

 3,758,313

 287,825

 NR/NR

 Fannie Mae REMICS, 5.0%, 9/25/39

 295,470

 10,996

 NR/NR

 Fannie Mae REMICS, 5.69%, 1/25/32

 11,037

 2,676,304

 NR/NR

 Freddie Mac REMICS, 5.0%, 6/15/33

 2,746,030

 1,484,107

 NR/NR

 Freddie Mac REMICS, 5.0%, 6/15/34

 1,534,210

 324,822

 NR/NR

 Freddie Mac REMICS, 5.5%, 2/15/33

 325,850

 1,972,875

 NR/NR

 Government National Mortgage Association, 3.0%, 4/20/41

 2,068,268

 375,000

 NR/NR

 Government National Mortgage Association, 4.973%, 4/16/42

 423,435

 669,482

 NR/NR

 Government National Mortgage Association, 5.25%, 8/16/35

 787,615

 54,642,859

 0.56

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 11/16/51

 2,122,875

 11,849,828

 1.03

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 2/16/53

 1,048,745

 8,194,449

 1.05

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 3/16/53

 697,626

 13,793,236

 1.10

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 8/16/52

 1,080,245

 12,827,835

 1.07

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 9/16/52

 1,156,404

 $

 20,611,658

 Total Government

 $

 20,611,658

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $315,226,669)

 $

 317,337,641

 CORPORATE BONDS - 36.0%

 Energy - 3.1%

 Oil & Gas Drilling - 0.1%

 1,025,000

 BBB+/Baa1

 Pride International, Inc., 6.875%, 8/15/20

 $

 1,285,031

 Oil & Gas Equipment & Services - 0.2%

 125,000

 BBB-/Baa2

 Weatherford International, Ltd., Bermuda, 5.95%, 4/15/42

 $

 128,839

 2,815,000

 BBB-/Baa2

 Weatherford International, Ltd., Bermuda, 9.625%, 3/1/19

 3,676,534

 $

 3,805,373

 Oil & Gas Exploration & Production - 0.8%

 2,292,000

 BB/B1

 Denbury Resources, Inc., 8.25%, 2/15/20

 $

 2,567,040

 1,800,000

 B/B2

 EP Energy LLC, 9.375%, 5/1/20

 2,079,000

 901,000

 BBB/Baa2

 Marathon Oil Corp., 5.9%, 3/15/18

 1,073,541

 1,400,000

 BBB-/Ba1

 Newfield Exploration Co., 5.625%, 7/1/24

 1,445,500

 1,037,472

 A/Aa3

 Ras Laffan Liquefied Natural Gas Co., Ltd., III, 5.832%, 9/30/16 (144A)

 1,116,839

 1,000,000

 BBB-/Baa2

 TNK-BP Finance SA, 6.625%, 3/20/17 (144A)

 1,130,000

 2,080,000

 BBB-/Baa2

 TNK-BP Finance SA, 7.5%, 7/18/16 (144A)

 2,383,264

 1,000,000

 BBB-/Baa2

 TNK-BP Finance SA, 7.875%, 3/13/18 (144A)

 1,200,000

 $

 12,995,184

 Oil & Gas Refining & Marketing - 0.4%

 2,475,000

 BBB/Baa2

 Spectra Energy Capital LLC, 6.2%, 4/15/18

 $

 2,989,483

 2,890,000

 BBB/Baa2

 Valero Energy Corp., 9.375%, 3/15/19

 3,942,769

 $

 6,932,252

 Oil & Gas Storage & Transportation - 1.6%

 435,000

 BBB-/Baa2

 Boardwalk Pipelines LP, 5.5%, 2/1/17

 $

 485,626

 1,535,000

 BBB-/Baa3

 Buckeye Partners LP, 6.05%, 1/15/18

 1,749,065

 2,900,000

 BBB/Baa2

 DCP Midstream LLC, 9.75%, 3/15/19 (144A)

 3,819,228

 3,250,000

 BBB/Baa2

 Kinder Morgan Energy Partners LP, 5.95%, 2/15/18

 3,874,852

 3,500,000

 BBB/Baa2

 Plains All American Pipeline LP, 6.125%, 1/15/17

 4,106,522

 3,885,000

 A/A3

 Questar Pipeline Co., 5.83%, 2/1/18

 4,536,301

 1,200,000

 3.32

 BB/Ba1

 Southern Union Co., Floating Rate Note, 11/1/66

 1,053,000

 1,500,000

 BBB/Baa2

 Spectra Energy Capital LLC, 6.75%, 7/15/18

 1,766,036

 2,200,000

 BBB-/Baa3

 Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42

 2,497,682

 2,475,000

 BBB-/Baa3

 The Williams Companies, Inc., 7.75%, 6/15/31

 3,083,684

 $

 26,971,996

 Total Energy

 $

 51,989,836

 Materials - 1.7%

 Diversified Chemicals - 0.1%

 980,000

 BBB/Baa2

 Eastman Chemical Co., 4.8%, 9/1/42

 $

 1,017,533

 Construction Materials - 0.2%

 3,328,000

 B/NR

 Cemex Espana Luxembourg, 9.875%, 4/30/19 (144A)

 $

 3,831,194

 475,000

 BBB/Baa2

 Holcim US Finance Sarl & Cie SCS, 6.0%, 12/30/19 (144A)

 554,895

 $

 4,386,089

 Aluminum - 0.1%

 2,425,000

 BBB-/Baa3

 Alcoa, Inc., 6.15%, 8/15/20

 $

 2,640,236

 Diversified Metals & Mining - 0.7%

 900,000

 BBB-/Baa2

 AngloGold Ashanti Holdings Plc, 5.125%, 8/1/22

 $

 912,328

 3,085,000

 BBB-/Baa2

 AngloGold Ashanti Holdings Plc, 5.375%, 4/15/20

 3,265,398

 2,525,000

 BBB/Baa3

 Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23 (144A)

 2,532,305

 5,000,000

 BB+/Ba1

 Gold Fields Orogen Holding BVI, Ltd., 4.875%, 10/7/20 (144A)

 4,912,500

 $

 11,622,531

 Gold - 0.1%

 1,650,000

 BBB+/Baa2

 Goldcorp, Inc., 3.7%, 3/15/23

 $

 1,656,958

 Steel - 0.5%

 500,000

 BB+/Ba1

 ArcelorMittal, 6.0%, 3/1/21

 $

 525,680

 3,900,000

 BB+/Ba1

 ArcelorMittal, 6.125%, 6/1/18

 4,212,000

 2,805,000

 BB+/Ba2

 Commercial Metals Co., 7.35%, 8/15/18

 3,113,550

 $

 7,851,230

 Total Materials

 $

 29,174,577

 Capital Goods - 2.2%

 Aerospace & Defense - 0.3%

 2,250,000

 BB/Ba2

 Bombardier, Inc., 4.25%, 1/15/16 (144A)

 $

 2,334,375

 3,020,000

 BB/Ba2

 Esterline Technologies Corp., 6.625%, 3/1/17

 3,087,950

 $

 5,422,325

 Building Products - 0.3%

 825,000

 BBB-/Ba3

 Masco Corp., 5.95%, 3/15/22

 $

 927,987

 4,260,000

 BBB-/Ba3

 Masco Corp., 7.125%, 3/15/20

 4,973,201

 $

 5,901,188

 Electrical Components & Equipment - 0.2%

 2,665,000

 BB/Ba3

 Anixter, Inc., 5.95%, 3/1/15

 $

 2,831,562

 Industrial Conglomerates - 0.2%

 2,950,000

 BBB+/Baa2

 Tyco Electronics Group SA, 6.55%, 10/1/17

 $

 3,527,710

 Construction & Farm Machinery & Heavy Trucks - 0.3%

 3,200,000

 A/Baa1

 Cummins, Inc., 5.65%, 3/1/98

 $

 3,256,925

 910,000

 A/Baa1

 Cummins, Inc., 6.75%, 2/15/27

 1,136,755

 $

 4,393,680

 Industrial Machinery - 0.3%

 2,150,000

 BBB+/Baa1

 Ingersoll-Rand Global Holding Co., Ltd., 9.5%, 4/15/14

 $

 2,336,308

 1,810,000

 BBB-/Baa3

 Valmont Industries, Inc., 6.625%, 4/20/20

 2,143,263

 $

 4,479,571

 Trading Companies & Distributors - 0.6%

 3,525,000

 BB+/NR

 Aviation Capital Group Corp., 6.75%, 4/6/21 (144A)

 $

 3,919,987

 5,660,000

 BBB/Baa2

 GATX Corp., 6.0%, 2/15/18

 6,367,364

 $

 10,287,351

 Total Capital Goods

 $

 36,843,387

 Transportation - 0.0%

 Airlines - 0.0%

 135,834

 BBB/Baa2

 Southwest Airlines Co., 7.67%, 1/2/14

 $

 139,447

 Trucking - 0.0%

 529,000

 BBB-/Baa2

 Asciano Finance, Ltd., 4.625%, 9/23/20 (144A)

 $

 561,430

 Total Transportation

 $

 700,877

 Automobiles & Components - 0.1%

 Automobile Manufacturers - 0.1%

 655,000

 BBB+/Baa1

 Hyundai Motor Manufacturing Czech sro, 4.5%, 4/15/15 (144A)

 $

 694,801

 790,000

 BBB+/A3

 Nissan Motor Acceptance Corp., 4.5%, 1/30/15 (144A)

 841,097

 $

 1,535,898

 Total Automobiles & Components

 $

 1,535,898

 Consumer Durables & Apparel - 0.1%

 Home Furnishings - 0.1%

 800,000

 BBB-/Ba1

 Mohawk Industries, Inc., 3.85%, 2/1/23

 $

 813,282

 Total Consumer Durables & Apparel

 $

 813,282

 Consumer Services - 0.7%

 Education Services - 0.7%

 525,000

 AA+/Aaa

 Amherst College, 3.794%, 11/1/42

 $

 509,483

 1,000,000

 NR/Aa2

 Bowdoin College, 4.693%, 7/1/12

 915,299

 1,100,000

 AAA/Aaa

 Massachusetts Institute of Technology, 5.6%, 7/1/11

 1,467,187

 3,095,000

 AAA/Aaa

 President and Fellows of Harvard College, 6.3%, 10/1/37

 3,564,320

 1,900,000

 A+/A1

 The George Washington University, 1.827%, 9/15/17

 1,941,665

 3,550,000

 AA-/Aa2

 Tufts University, 5.017%, 4/15/12

 3,853,007

 $

 12,250,961

 Total Consumer Services

 $

 12,250,961

 Retailing - 0.1%

 Internet Retail - 0.1%

 800,000

 BBB-/Ba1

 Expedia, Inc., 5.95%, 8/15/20

 $

 889,530

 Total Retailing

 $

 889,530

 Food & Staples Retailing - 0.2%

 Drug Retail - 0.2%

 737,069

 BBB+/Baa2

 CVS Pass-Through Trust, 5.298%, 1/11/27 (144A)

 $

 831,554

 1,473,964

 BBB+/Baa2

 CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)

 1,714,615

 $

 2,546,169

 Total Food & Staples Retailing

 $

 2,546,169

 Food, Beverage & Tobacco - 0.9%

 Distillers & Vintners - 0.1%

 1,500,000

 BBB-/Baa2

 Beam, Inc., 3.25%, 5/15/22

 $

 1,533,826

 Agricultural Products - 0.3%

 5,175,000

 BBB/Baa2

 Viterra, Inc., 5.95%, 8/1/20 (144A)

 $

 5,568,828

 Packaged Foods & Meats - 0.5%

 3,240,000

 BBB/Baa2

 Kraft Foods Group, Inc., 3.5%, 6/6/22

 $

 3,387,812

 3,725,000

 BBB-/Baa2

 Mondelez International, Inc., 6.5%, 2/9/40

 4,837,192

 $

 8,225,004

 Total Food, Beverage & Tobacco

 $

 15,327,658

 Household & Personal Products - 0.2%

 Personal Products - 0.2%

 3,720,000

 BBB-/Baa2

 Avon Products, Inc., 5.0%, 3/15/23

 $

 3,816,980

 Total Household & Personal Products

 $

 3,816,980

 Health Care Equipment & Services - 0.3%

 Health Care Services - 0.2%

 2,600,000

 AA-/Aa3

 Catholic Health Initiatives, 4.35%, 11/1/42

 $

 2,619,690

 Health Care Facilities - 0.1%

 2,400,000

 A-/A3

 NYU Hospitals Center, 4.428%, 7/1/42

 $

 2,334,449

 Total Health Care Equipment & Services

 $

 4,954,139

 Pharmaceuticals, Biotechnology & Life Sciences - 0.4%

 Life Sciences Tools & Services - 0.4%

 5,366,000

 BBB+/Baa2

 Agilent Technologies, Inc., 6.5%, 11/1/17

 $

 6,426,279

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 6,426,279

 Banks - 4.1%

 Diversified Banks - 2.1%

 3,515,000

 BBB+/Baa3

 Barclays Bank Plc, 6.05%, 12/4/17 (144A)

 $

 3,917,872

 3,815,000

 NR/Baa2

 BBVA Bancomer SA Texas, 6.5%, 3/10/21 (144A)

 4,330,025

 3,435,000

 AA-/Aa2

 Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Netherlands, 3.875%, 2/8/22

 3,623,434

 625,000

 A+/Aa3

 Export-Import Bank of Korea, 5.875%, 1/14/15

 676,701

 1,855,000

 A/Aa3

 Industrial Bank of Korea, 7.125%, 4/23/14 (144A)

 1,972,238

 3,476,000

 BBB+/Baa2

 Intesa Sanpaolo S.p.A., 3.625%, 8/12/15 (144A)

 3,473,532

 1,400,000

 BBB+/Baa2

 Intesa Sanpaolo S.p.A., 6.5%, 2/24/21 (144A)

 1,442,574

 3,000,000

 BBB/A3

 Macquarie Bank, Ltd., 6.625%, 4/7/21 (144A)

 3,352,320

 4,500,000

 A/Baa1

 Nordea Bank AB, 4.25%, 9/21/22 (144A)

 4,602,492

 1,684,211

 3.03

 A/NR

 SBP DPR Finance Co., Floating Rate Note, 3/15/17 (144A)

 1,678,435

 2,600,000

 4.50

 NR/Baa3

 Scotiabank Peru SA, Floating Rate Note, 12/13/27 (144A)

 2,506,400

 2,200,000

 A/A2

 Standard Chartered Bank, 6.4%, 9/26/17 (144A)

 2,562,824

 1,300,000

 A-/A3

 Standard Chartered Plc, 3.95%, 1/11/23 (144A)

 1,294,721

 $

 35,433,568

 Regional Banks - 1.7%

 1,190,000

 A-/NR

 CoBank ACB, 7.875%, 4/16/18 (144A)

 $

 1,509,935

 3,350,000

 A/A2

 HSBC Bank USA NA New York NY, 6.0%, 8/9/17

 3,926,106

 2,505,000

 A/A1

 Mellon Funding Corp., 5.5%, 11/15/18

 2,956,138

 1,435,000

 A-/A3

 PNC Bank NA, 6.0%, 12/7/17

 1,708,091

 6,273,000

 8.25

 BBB/Baa3

 PNC Financial Services Group, Inc., Floating Rate Note, 5/29/49 (Perpetual)

 6,311,246

 1,050,000

 6.75

 BBB/Baa3

 PNC Financial Services Group, Inc., Floating Rate Note, 7/29/49 (Perpetual)

 1,200,924

 4,080,000

 BBB-/Baa2

 Sovereign Bank, 8.75%, 5/30/18

 4,931,516

 1,025,000

 BBB/Baa1

 SunTrust Banks, Inc., 3.5%, 1/20/17

 1,097,519

 1,450,000

 BBB-/NR

 UBS AG, 7.625%, 8/17/22

 1,620,318

 3,520,000

 A+/A1

 Wachovia Bank NA, 6.0%, 11/15/17

 4,202,211

 $

 29,464,004

 Thrifts & Mortgage Finance - 0.3%

 2,300,000

 BBB-/Baa2

 Astoria Financial Corp., 5.0%, 6/19/17

 $

 2,462,980

 2,000,000

 BBB/Baa2

 Santander Holdings USA, Inc. Pennsylvania, 3.0%, 9/24/15

 2,050,690

 $

 4,513,670

 Total Banks

 $

 69,411,242

 Diversified Financials - 8.7%

 Other Diversified Financial Services - 3.9%

 3,000,000

 BBB+/Baa2

 Alterra Finance LLC, 6.25%, 9/30/20

 $

 3,528,951

 1,100,000

 BBB+/Baa3

 Bank of America Corp., 7.75%, 8/15/15

 1,242,828

 1,600,000

 6.50

 BB+/NR

 Caelus Re II, Ltd., Floating Rate Note, 5/24/13 (Cat Bond) (144A)

 1,610,080

 500,000

 0.00

 BB-/NR

 Caelus Re, Ltd., Floating Rate Note, 3/7/16 (Cat Bond) (144A)

 499,600

 1,100,000

 NR/NR

 Caelus Re, Ltd., Floating Rate Note, 4/7/17 (144A)

 1,100,000

 1,000,000

 A-/NR

 Carlyle Holdings Finance LLC, 3.875%, 2/1/23 (144A)

 1,024,289

 2,810,000

 A-/NR

 Carlyle Holdings II Finance LLC, 5.625%, 3/30/43 (144A)

 2,811,895

 2,000,000

 5.95

 BB/B1

 Citigroup, Inc., Floating Rate Note, 12/29/49 (Perpetual)

 2,075,000

 300,000

 9.00

 BB-/NR

 Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)

 309,660

 950,000

 10.25

 BB-/NR

 Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)

 984,295

 250,000

 9.00

 BB/NR

 East Lane Re V, Ltd., Floating Rate Note, 3/16/16 (Cat Bond) (144A)

 270,225

 500,000

 6.60

 BB-/NR

 Embarcadero Reinsurance, Ltd., Floating Rate Note, 8/4/14 (Cat Bond) (144A)

 508,450

 650,000

 5.00

 BB+/NR

 Embarcadero Reinsurance, Ltd., Floating Rate Note, 8/7/15 (Cat Bond) (144A)

 669,890

 4,860,000

 AA/A2

 General Electric Capital Corp., 5.3%, 2/11/21

 5,571,387

 1,800,000

 7.12

 AA-/Baa1

 General Electric Capital Corp., Floating Rate Note, 12/29/49 (Perpetual)

 2,093,517

 890,000

 BBB+/Baa1

 Hyundai Capital Services, Inc., 3.5%, 9/13/17 (144A)

 947,081

 1,840,000

 BBB+/Baa1

 Hyundai Capital Services, Inc., 6.0%, 5/5/15 (144A)

 2,011,779

 2,750,000

 6.20

 BB-/NR

 Ibis Re, Ltd., Floating Rate Note, 5/3/13 (Cat Bond) (144A)

 2,758,800

 250,000

 9.25

 B/NR

 Ibis Re, Ltd., Floating Rate Note, 5/3/13 (Cat Bond) (144A)

 251,575

 2,575,000

 A/A2

 JPMorgan Chase & Co., 6.0%, 1/15/18

 3,060,006

 6,140,000

 7.90

 BBB/Ba1

 JPMorgan Chase & Co., Floating Rate Note (Perpetual)

 7,053,810

 4,000,000

 A-/NR

 KKR Group Finance Co. II LLC, 5.5%, 2/1/43 (144A)

 3,852,280

 2,400,000

 6.00

 BB/NR

 Lodestone Re, Ltd., Floating Rate Note, 1/8/14 (Cat Bond) (144A)

 2,420,880

 750,000

 7.25

 BB/NR

 Lodestone Re, Ltd., Floating Rate Note, 1/8/14 (Cat Bond) (144A)

 757,200

 1,650,000

 6.25

 BB/NR

 Lodestone Re, Ltd., Floating Rate Note, 5/17/13 (Cat Bond) (144A)

 1,655,940

 2,800,000

 8.25

 BB-/NR

 Lodestone Re, Ltd., Floating Rate Note, 5/17/13 (Cat Bond) (144A)

 2,816,240

 750,000

 7.50

 BB-/NR

 Queen Street II Capital, Ltd., Floating Rate Note, 4/9/14 (Cat Bond) (144A)

 757,950

 500,000

 7.50

 BB-/NR

 Queen Street IV Capital, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 504,700

 800,000

 6.25

 BB/NR

 Residential Reinsurance 2010, Ltd., Floating Rate Note, 6/6/13 (Cat Bond) (144A)

 807,680

 1,500,000

 6.60

 BB/NR

 Residential Reinsurance 2010, Ltd., Floating Rate Note, 6/6/13 (Cat Bond) (144A)

 1,515,600

 400,000

 9.00

 BB-/NR

 Residential Reinsurance 2011, Ltd., Floating Rate Note, 6/6/15 (Cat Bond) (144A)

 419,720

 1,500,000

 7.00

 BB/NR

 Shore Re, Ltd., Floating Rate Note, 7/8/13 (Cat Bond) (144A)

 1,514,400

 1,250,000

 7.70

 BBB/NR

 Tiers Trust, Floating Rate Note, 10/15/97 (144A)

 820,329

 1,500,000

 NR/NR

 Unison Ground Lease Funding LLC, 2.981%, 3/16/20 (144A)

 1,500,000

 6,500,000

 2.90

 BBB-/NR

 Vita Capital V, Ltd., Floating Rate Note, 1/15/17 (Cat Bond) (144A)

 6,643,650

 $

 66,369,687

 Specialized Finance - 0.7%

 2,900,000

 BBB+/Baa1

 BM&FBovespa SA, 5.5%, 7/16/20 (144A)

 $

 3,205,950

 5,205,000

 BBB-/WR

 Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)

 5,411,389

 625,000

 5.25

 BB+/NR

 Kibou, Ltd., Floating Rate Note, 2/16/15 (Cat Bond) (144A)

 646,812

 2,000,000

 A+/A1

 National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/18

 2,378,356

 $

 11,642,507

 Consumer Finance - 0.9%

 2,850,000

 BB+/Baa3

 Banque PSA Finance SA, 5.75%, 4/4/21 (144A)

 $

 2,803,602

 1,465,000

 BBB/Baa1

 Capital One Bank USA NA, 8.8%, 7/15/19

 1,994,923

 2,575,000

 A/A2

 Caterpillar Financial Services Corp., 7.05%, 10/1/18

 3,304,868

 3,155,000

 4.00

 BBB-/Ba1

 SLM Corp., Floating Rate Note, 7/25/14

 3,188,128

 4,435,000

 CCC/Caa1

 Springleaf Finance Corp., 6.9%, 12/15/17

 4,457,175

 $

 15,748,696

 Asset Management & Custody Banks - 0.8%

 1,400,000

 A/NR

 Blackstone Holdings Finance Co., LLC, 4.75%, 2/15/23 (144A)

 $

 1,545,016

 3,945,000

 A-/A3

 Eaton Vance Corp., 6.5%, 10/2/17

 4,737,823

 4,050,000

 BBB-/Baa3

 Janus Capital Group, Inc., 6.7%, 6/15/17

 4,636,108

 2,000,000

 A/A1

 The Bank of New York Mellon Corp., 4.95%, 3/15/15

 2,162,460

 $

 13,081,407

 Investment Banking & Brokerage - 2.4%

 11,040,000

 4.00

 BB+/Ba2

 Goldman Sachs Capital II, Floating Rate Note, 6/1/43

 $

 9,287,400

 1,000,000

 BBB/Baa3

 Jefferies Group LLC, 5.125%, 1/20/23

 1,058,776

 600,000

 BBB/Baa3

 Jefferies Group LLC, 5.125%, 4/13/18

 654,000

 4,125,000

 BBB/Baa3

 Jefferies Group LLC, 6.875%, 4/15/21

 4,815,278

 250,000

 BBB/Baa3

 Jefferies Group LLC, 8.5%, 7/15/19

 311,228

 2,730,000

 BBB/A3

 Macquarie Group, Ltd., 6.0%, 1/14/20 (144A)

 2,995,083

 221,000

 A-/Baa2

 Merrill Lynch & Co., Inc., 5.0%, 2/3/14

 228,660

 4,350,000

 BBB+/Baa3

 Merrill Lynch & Co., Inc., 7.75%, 5/14/38

 5,797,602

 300,000

 BBB+/Baa2

 Morgan Stanley Co., 4.875%, 11/1/22

 318,034

 3,125,000

 A-/Baa1

 Morgan Stanley Co., 5.5%, 1/26/20

 3,580,488

 2,765,000

 A-/Baa1

 Morgan Stanley Co., 6.625%, 4/1/18

 3,305,287

 4,750,000

 NR/Baa3

 Scottrade Financial Services, Inc., 6.125%, 7/11/21 (144A)

 4,941,824

 2,000,000

 A-/A3

 The Goldman Sachs Group, Inc., 5.5%, 11/15/14

 2,141,738

 $

 39,435,398

 Total Diversified Financials

 $

 146,277,695

 Insurance - 6.2%

 Life & Health Insurance - 1.8%

 1,850,000

 BBB/WR

 Delphi Financial Group, Inc., 7.875%, 1/31/20

 $

 2,279,422

 1,690,000

 A-/Baa2

 Lincoln National Corp., 8.75%, 7/1/19

 2,290,629

 3,380,000

 6.05

 BBB/Ba1

 Lincoln National Corp., Floating Rate Note, 4/20/67

 3,396,900

 4,200,000

 BBB/Baa2

 MetLife, Inc., 10.75%, 8/1/39

 6,520,500

 4,250,000

 A-/Baa2

 Protective Life Corp., 7.375%, 10/15/19

 5,216,845

 1,090,000

 A/Baa2

 Prudential Financial, Inc., 4.5%, 11/16/21

 1,212,551

 2,140,000

 8.88

 BBB+/Baa3

 Prudential Financial, Inc., Floating Rate Note, 6/15/38

 2,629,504

 1,500,000

 5.62

 BBB+/Baa3

 Prudential Financial, Inc., Floating Rate Note, 6/15/43

 1,552,500

 1,800,000

 5.88

 BBB+/Baa3

 Prudential Financial, Inc., Floating Rate Note, 9/15/42

 1,917,000

 1,080,000

 BBB/Baa2

 Unum Group, 5.75%, 8/15/42

 1,180,959

 500,000

 2.75

 BBB+/NR

 Vitality Re IV, Ltd., Floating Rate Note, 1/9/16 (Cat Bond) (144A)

 506,350

 1,400,000

 5.88

 NR/NR

 Wilton Re Finance LLC, Floating Rate Note, 3/30/33 (144A)

 1,414,116

 $

 30,117,276

 Multi-line Insurance - 1.1%

 3,900,000

 BBB/Baa2

 Assurant, Inc., 4.0%, 3/15/23

 $

 3,846,800

 2,335,000

 BBB/A3

 AXA SA, 8.6%, 12/15/30

 2,994,126

 1,300,000

 6.46

 BBB-/Baa1

 AXA SA, Floating Rate Note, 12/29/49 (Perpetual) (144A)

 1,290,250

 3,960,000

 BBB-/Baa3

 Genworth Financial, Inc., 7.2%, 2/15/21

 4,613,400

 3,035,000

 BBB-/Baa2

 Liberty Mutual Group, Inc., 7.3%, 6/15/14 (144A)

 3,228,560

 2,650,000

 A+/A2

 Loews Corp., 5.25%, 3/15/16

 2,950,006

 $

 18,923,142

 Property & Casualty Insurance - 1.8%

 1,200,000

 BBB-/Baa3

 Fidelity National Financial, Inc., 5.5%, 9/1/22

 $

 1,362,236

 1,350,000

 NR/Baa3

 First American Financial Corp., 4.3%, 2/1/23

 1,404,976

 1,000,000

 BBB-/Baa2

 OneBeacon US Holdings, Inc., 4.6%, 11/9/22

 1,046,675

 3,600,000

 BBB/Baa3

 Sirius International Group, Ltd., 6.375%, 3/20/17 (144A)

 4,050,130

 2,110,000

 7.51

 BB+/Ba2

 Sirius International Group, Ltd., Floating Rate Note, 5/29/49 (Perpetual) (144A)

 2,233,245

 5,455,000

 6.50

 BBB/Baa1

 The Allstate Corp., Floating Rate Note, 5/15/57

 5,973,225

 700,000

 BBB-/Baa3

 The Hanover Insurance Group, Inc., 7.5%, 3/1/20

 824,011

 5,000,000

 BBB-/Baa3

 The Hanover Insurance Group, Inc., 7.625%, 10/15/25

 5,839,355

 2,000,000

 A/A2

 The Travelers Companies, Inc., 6.25%, 6/15/37

 2,667,054

 5,005,000

 6.50

 BBB-/Ba1

 XL Group Plc, Floating Rate Note, 12/29/49 (Perpetual)

 4,892,388

 $

 30,293,295

 Reinsurance - 1.5%

 250,000

 8.18

 BB-/NR

 Atlas Reinsurance VII, Ltd., Floating Rate Note, 1/7/16 (Cat Bond) (144A)

 $

 252,800

 250,000

 6.30

 BB+/NR

 Blue Danube, Ltd., Floating Rate Note, 4/10/15 (Cat Bond) (144A)

 261,175

 500,000

 9.25

 BB/NR

 Blue Fin, Ltd., Floating Rate Note, 5/28/13 (Cat Bond) (144A)

 504,800

 250,000

 14.00

 B-/NR

 Blue Fin, Ltd., Floating Rate Note, 5/28/13 (Cat Bond) (144A)

 253,375

 1,000,000

 4.50

 NR/Baa1

 Combine Re, Ltd., Floating Rate Note, 1/7/15 (Cat Bond) (144A)

 1,026,500

 250,000

 0.00

 B/NR

 Everglades Re, Ltd., Floating Rate Note, 3/28/16 (Cat Bond) (144A)

 254,275

 1,050,000

 5.00

 BB+/NR

 Foundation Re III, Ltd., Floating Rate Note, 2/25/15 (Cat Bond)

 1,095,150

 1,100,000

 5.75

 BB/NR

 Foundation Re III, Ltd., Floating Rate Note, 2/3/14 (Cat Bond) (144A)

 1,113,970

 1,875,000

 6.50

 BB-/NR

 Johnston Re, Ltd., Floating Rate Note, 5/8/13 (Cat Bond) (144A)

 1,882,875

 600,000

 6.00

 BB+/NR

 Longpoint Re, Ltd., Floating Rate Note, 6/12/15 (Cat Bond) (144A)

 625,080

 2,650,000

 BBB/NR

 Montpelier Re Holdings, Ltd., 4.7%, 10/15/22

 2,719,830

 650,000

 9.00

 BB/NR

 Mystic Re, Ltd., Floating Rate Note, 3/12/15 (Cat Bond) (144A)

 680,940

 500,000

 8.71

 B+/NR

 Mythen Re, Ltd. Series 2012-2 Class A, Floating Rate Note, 1/5/17 (Cat Bond) (144A)

 504,750

 250,000

 8.72

 NR/Ba3

 Mythen, Ltd., Floating Rate Note, 5/7/15 (Cat Bond) (144A)

 266,575

 500,000

 8.22

 NR/Ba3

 Mythen, Ltd., Floating Rate Note, 5/7/15 (Cat Bond) (144A)

 533,250

 5,048,000

 BBB/NR

 Platinum Underwriters Finance, Inc., 7.5%, 6/1/17

 5,666,259

 250,000

 10.35

 B/NR

 Queen Street VI Re, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 260,950

 400,000

 8.60

 B/NR

 Queen Street VII Re, Ltd., Floating Rate Note, 4/8/16 (Cat Bond) (144A)

 402,280

 1,450,000

 6.75

 BBB-/Baa3

 Reinsurance Group of America, Inc., Floating Rate Note, 12/15/65

 1,464,500

 2,500,000

 4.50

 BB+/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 2,528,500

 275,000

 10.00

 BB-/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)

 300,465

 800,000

 8.00

 BB/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)

 843,120

 1,400,000

 9.41

 B/NR

 Successor X, Ltd., Class IV-E3, Floating Rate Note, 2/25/14 (Cat Bond) (144A)

 1,406,860

 250,000

 11.25

 B-/NR

 Successor X, Ltd., Floating Rate Note, 11/10/15 (Cat Bond) (144A)

 251,925

 $

 25,100,204

 Total Insurance

 $

 104,433,917

 Real Estate - 2.8%

 Diversified REIT - 0.5%

 1,765,000

 BBB/Baa2

 Digital Realty Trust LP, 4.5%, 7/15/15

 $

 1,875,344

 725,000

 BBB/Baa2

 Digital Realty Trust LP, 5.875%, 2/1/20

 825,945

 1,050,000

 BBB/Baa2

 Goodman Funding Pty, Ltd., 6.0%, 3/22/22 (144A)

 1,197,691

 3,455,000

 BBB/Baa2

 Goodman Funding Pty, Ltd., 6.375%, 4/15/21 (144A)

 3,998,807

 $

 7,897,787

 Office REIT - 0.5%

 2,670,000

 BBB-/Baa2

 Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22

 $

 2,877,392

 900,000

 BBB-/Baa3

 BioMed Realty LP, 4.25%, 7/15/22

 940,591

 2,100,000

 BBB-/Baa3

 Highwoods Realty LP, 3.625%, 1/15/23

 2,075,300

 1,200,000

 BBB/Baa2

 Mack-Cali Realty LP, 4.5%, 4/18/22

 1,278,608

 1,607,000

 BBB/Baa2

 Mack-Cali Realty LP, 5.125%, 2/15/14

 1,659,719

 $

 8,831,610

 Retail REIT - 0.3%

 575,000

 BBB-/Baa3

 DDR Corp., 4.625%, 7/15/22

 $

 621,990

 2,905,000

 BBB-/Baa3

 DDR Corp., 7.5%, 4/1/17

 3,453,293

 $

 4,075,283

 Specialized REIT - 1.2%

 730,000

 BBB-/Baa3

 CubeSmart LP, 4.8%, 7/15/22

 $

 799,451

 860,000

 BBB-/Baa2

 Health Care Real Estate Investment Trust, Inc., 6.0%, 11/15/13

 887,234

 4,125,000

 BBB-/Baa2

 Health Care Real Estate Investment Trust, Inc., 6.2%, 6/1/16

 4,700,120

 2,425,000

 BBB-/Baa3

 Healthcare Realty Trust, Inc., 6.5%, 1/17/17

 2,791,005

 1,985,000

 BBB-/Baa2

 Hospitality Properties Trust, 5.0%, 8/15/22

 2,115,222

 4,175,000

 BBB-/Baa2

 Hospitality Properties Trust, 7.875%, 8/15/14

 4,407,105

 4,285,000

 BBB-/Baa3

 Senior Housing Properties Trust, 6.75%, 4/15/20

 4,888,101

 $

 20,588,238

 Diversified Real Estate Activities - 0.3%

 4,125,000

 A-/A2

 WEA Finance LLC, 7.125%, 4/15/18 (144A)

 $

 5,089,029

 Real Estate Operating Companies - 0.0%

 54,000

 B/B3

 Forest City Enterprises, Inc., 7.625%, 6/1/15

 $

 54,000

 Total Real Estate

 $

 46,535,947

 Software & Services - 0.0%

 Data Processing & Outsourced Services - 0.0%

 447,000

 B-/Caa1

 First Data Corp., 8.25%, 1/15/21 (144A)

 $

 464,880

 Total Software & Services

 $

 464,880

 Technology Hardware & Equipment - 0.1%

 Computer Hardware - 0.1%

 2,100,000

 BB/Ba3

 NCR Corp., 4.625%, 2/15/21 (144A)

 $

 2,089,500

 Total Technology Hardware & Equipment

 $

 2,089,500

 Semiconductors & Semiconductor Equipment - 0.2%

 Semiconductor Equipment - 0.2%

 3,100,000

 BBB/Baa1

 KLA-Tencor Corp., 6.9%, 5/1/18

 $

 3,716,299

 Total Semiconductors & Semiconductor Equipment

 $

 3,716,299

 Telecommunication Services - 1.2%

 Integrated Telecommunication Services - 0.9%

 2,530,000

 B/B1

 Cincinnati Bell, Inc., 8.25%, 10/15/17

 $

 2,681,800

 469,000

 B/B1

 Cincinnati Bell, Inc., 8.375%, 10/15/20

 487,760

 3,355,000

 NR/A2

 GTP Acquisition Partners I LLC, 4.347%, 6/15/16 (144A)

 3,562,272

 800,000

 NR/NR

 GTP Cellular Sites LLC, 3.721%, 3/15/17 (144A)

 827,453

 3,950,000

 NR/A2

 GTP Towers Issuer LLC, 4.436%, 2/15/15 (144A)

 4,128,947

 2,750,000

 BBB/Baa2

 Telefonica Emisiones SAU, 6.221%, 7/3/17

 3,076,931

 $

 14,765,163

 Wireless Telecommunication Services - 0.3%

 3,015,000

 NR/A2

 Crown Castle Towers LLC, 4.883%, 8/15/20 (144A)

 $

 3,470,331

 1,625,000

 NR/A2

 Crown Castle Towers LLC, 6.113%, 1/15/20 (144A)

 1,988,020

 $

 5,458,351

 Total Telecommunication Services

 $

 20,223,514

 Utilities - 2.7%

 Electric Utilities - 1.6%

 980,000

 A-/A3

 Commonwealth Edison Co., 6.15%, 9/15/17

 $

 1,182,257

 667,350

 BBB-/Baa3

 Crockett Cogeneration LP, 5.869%, 3/30/25 (144A)

 741,006

 5,400,000

 5.25

 BBB+/A3

 Electricite de France SA, Floating Rate Note, 1/29/49 (Perpetual) (144A)

 5,364,576

 3,365,000

 BBB+/Baa2

 Enel Finance International NV, 5.125%, 10/7/19 (144A)

 3,570,097

 848,166

 BB/Baa3

 FPL Energy American Wind LLC, 6.639%, 6/20/23 (144A)

 816,388

 255,150

 B/Ba2

 FPL Energy Wind Funding LLC, 6.876%, 6/27/17 (144A)

 219,429

 1,925,000

 BB+/Baa3

 Israel Electric Corp., Ltd., 7.25%, 1/15/19 (144A)

 2,210,216

 610,000

 BB+/Baa3

 Israel Electric Corp., Ltd., 9.375%, 1/28/20 (144A)

 765,550

 910,000

 BBB+/Baa1

 Nevada Power Co., 6.5%, 8/1/18

 1,132,350

 802,596

 NR/WR

 Orcal Geothermal, Inc., 6.21%, 12/30/20 (144A)

 786,544

 2,690,000

 BBB-/Baa3

 Public Service Co. of New Mexico, 7.95%, 5/15/18

 3,345,281

 2,200,000

 6.25

 BBB-/Baa2

 Southern California Edison Co., Floating Rate Note, 8/1/49 (Perpetual)

 2,420,616

 3,550,000

 BBB+/A3

 West Penn Power Co., 5.95%, 12/15/17 (144A)

 4,175,052

 $

 26,729,362

 Gas Utilities - 0.2%

 2,324,545

 A+/A1

 Nakilat, Inc., 6.267%, 12/31/33 (144A)

 $

 2,794,952

 Multi-Utilities - 0.3%

 5,055,000

 BBB+/Baa1

 New York State Electric & Gas Corp., 6.15%, 12/15/17 (144A)

 $

 5,652,668

 336,944

 NR/NR

 Ormat Funding Corp., 8.25%, 12/30/20

 313,358

 $

 5,966,026

 Independent Power Producers & Energy Traders - 0.6%

 622,768

 BBB-/NR

 Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)

 $

 667,810

 850,000

 6.65

 BB/NR

 East Lane Re, Ltd., Floating Rate Note, 3/13/15 (Cat Bond) (144A)

 884,935

 2,675,000

 B/B1

 InterGen NV, 9.0%, 6/30/17 (144A)

 2,628,188

 2,105,000

 BBB-/Baa3

 Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)

 2,224,341

 1,016,000

 BB+/Ba1

 NSG Holdings LLC, 7.75%, 12/15/25 (144A)

 1,066,800

 2,378,848

 BBB-/Baa3

 Panoche Energy Center LLC, 6.885%, 7/31/29 (144A)

 2,587,771

 $

 10,059,845

 Total Utilities

 $

 45,550,185

 TOTAL CORPORATE BONDS

 (Cost $541,992,542)

 $

 605,972,752

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 17.9%

 377,715

 AAA/Aaa

 Fannie Mae, 3.5%, 11/1/42

 $

 402,054

 994,329

 AAA/Aaa

 Fannie Mae, 3.5%, 12/1/42

 1,058,402

 1,010,497

 AAA/Aaa

 Fannie Mae, 3.5%, 12/1/42

 1,075,611

 1,602,013

 AAA/Aaa

 Fannie Mae, 4.0%, 1/1/42

 1,715,456

 1,114,819

 AAA/Aaa

 Fannie Mae, 4.0%, 1/1/42

 1,189,407

 2,159,215

 AAA/Aaa

 Fannie Mae, 4.0%, 12/1/41

 2,303,680

 3,963,255

 AAA/Aaa

 Fannie Mae, 4.0%, 12/1/41

 4,228,422

 142,051

 AAA/Aaa

 Fannie Mae, 4.0%, 12/1/42

 153,797

 1,530,310

 AAA/Aaa

 Fannie Mae, 4.0%, 4/1/42

 1,638,675

 920,439

 AAA/Aaa

 Fannie Mae, 4.0%, 4/1/42

 982,022

 1,748,150

 AAA/Aaa

 Fannie Mae, 4.0%, 5/1/41

 1,865,113

 77,316

 AAA/Aaa

 Fannie Mae, 4.0%, 7/1/18

 82,941

 552,114

 AAA/Aaa

 Fannie Mae, 4.0%, 7/1/42

 591,211

 17,595,946

 AAA/Aaa

 Fannie Mae, 4.5%, 1/1/42

 18,982,911

 1,378,852

 AAA/Aaa

 Fannie Mae, 4.5%, 1/1/42

 1,488,399

 712,045

 AAA/Aaa

 Fannie Mae, 4.5%, 10/1/35

 767,726

 500,850

 AAA/Aaa

 Fannie Mae, 4.5%, 10/1/35

 540,015

 857,454

 AAA/Aaa

 Fannie Mae, 4.5%, 11/1/20

 924,137

 2,120,159

 AAA/Aaa

 Fannie Mae, 4.5%, 12/1/41

 2,288,601

 1,651,467

 AAA/Aaa

 Fannie Mae, 4.5%, 2/1/41

 1,781,641

 267,073

 AAA/Aaa

 Fannie Mae, 4.5%, 5/1/41

 288,291

 3,658,719

 AAA/Aaa

 Fannie Mae, 4.5%, 7/1/41

 3,949,396

 3,140,960

 AAA/Aaa

 Fannie Mae, 4.5%, 7/1/41

 3,390,503

 2,529,031

 AAA/Aaa

 Fannie Mae, 4.5%, 8/1/40

 2,728,377

 828,746

 AAA/Aaa

 Fannie Mae, 5.0%, 1/1/20

 909,897

 887,178

 AAA/Aaa

 Fannie Mae, 5.0%, 10/1/20

 974,050

 31,623

 AAA/Aaa

 Fannie Mae, 5.0%, 12/1/17

 34,206

 118,014

 AAA/Aaa

 Fannie Mae, 5.0%, 2/1/20

 128,463

 48,872

 AAA/Aaa

 Fannie Mae, 5.0%, 2/1/22

 52,771

 593,544

 AAA/Aaa

 Fannie Mae, 5.0%, 2/1/22

 640,906

 899,345

 AAA/Aaa

 Fannie Mae, 5.0%, 5/1/23

 974,762

 1,868,250

 AAA/Aaa

 Fannie Mae, 5.0%, 6/1/40

 2,065,331

 1,934,476

 AAA/Aaa

 Fannie Mae, 5.0%, 6/1/40

 2,124,896

 1,727,565

 AAA/Aaa

 Fannie Mae, 5.0%, 7/1/40

 1,897,551

 3,203,953

 AAA/Aaa

 Fannie Mae, 5.0%, 7/1/40

 3,477,156

 2,666,332

 AAA/Aaa

 Fannie Mae, 5.0%, 7/1/40

 2,928,688

 2,035,141

 AAA/Aaa

 Fannie Mae, 5.0%, 8/1/40

 2,235,393

 469,310

 AAA/Aaa

 Fannie Mae, 5.5%, 12/1/17

 504,449

 208,490

 AAA/Aaa

 Fannie Mae, 5.5%, 2/1/18

 224,273

 439,548

 AAA/Aaa

 Fannie Mae, 5.5%, 3/1/25

 483,827

 757,354

 AAA/Aaa

 Fannie Mae, 5.5%, 3/1/36

 827,022

 826,329

 AAA/Aaa

 Fannie Mae, 5.5%, 5/1/36

 902,342

 97,504

 AAA/Aaa

 Fannie Mae, 5.5%, 6/1/33

 107,357

 823,199

 AAA/Aaa

 Fannie Mae, 5.5%, 6/1/36

 898,925

 105,629

 AAA/Aaa

 Fannie Mae, 5.5%, 7/1/23

 116,138

 352,804

 AAA/Aaa

 Fannie Mae, 5.5%, 7/1/33

 388,456

 1,975,862

 AAA/Aaa

 Fannie Mae, 5.5%, 7/1/34

 2,179,849

 153,663

 AAA/Aaa

 Fannie Mae, 5.5%, 9/1/17

 165,186

 579,063

 AAA/Aaa

 Fannie Mae, 5.5%, 9/1/19

 634,069

 1,693

 AAA/Aaa

 Fannie Mae, 6.0%, 1/1/29

 1,896

 7,444

 AAA/Aaa

 Fannie Mae, 6.0%, 1/1/32

 8,340

 141,472

 AAA/Aaa

 Fannie Mae, 6.0%, 10/1/32

 159,216

 45,002

 AAA/Aaa

 Fannie Mae, 6.0%, 10/1/34

 50,182

 567,275

 AAA/Aaa

 Fannie Mae, 6.0%, 10/1/35

 626,372

 59,266

 AAA/Aaa

 Fannie Mae, 6.0%, 11/1/33

 66,700

 33,499

 AAA/Aaa

 Fannie Mae, 6.0%, 11/1/34

 37,355

 1,002,304

 AAA/Aaa

 Fannie Mae, 6.0%, 12/1/35

 1,106,721

 58,297

 AAA/Aaa

 Fannie Mae, 6.0%, 2/1/32

 65,317

 38,260

 AAA/Aaa

 Fannie Mae, 6.0%, 2/1/33

 43,059

 11,012

 AAA/Aaa

 Fannie Mae, 6.0%, 2/1/35

 12,279

 28,034

 AAA/Aaa

 Fannie Mae, 6.0%, 2/1/35

 31,261

 15,427

 AAA/Aaa

 Fannie Mae, 6.0%, 3/1/32

 17,326

 213,774

 AAA/Aaa

 Fannie Mae, 6.0%, 3/1/33

 240,587

 20,697

 AAA/Aaa

 Fannie Mae, 6.0%, 3/1/33

 23,294

 269,576

 AAA/Aaa

 Fannie Mae, 6.0%, 4/1/33

 302,040

 557,040

 AAA/Aaa

 Fannie Mae, 6.0%, 4/1/35

 626,937

 23,699

 AAA/Aaa

 Fannie Mae, 6.0%, 5/1/33

 26,671

 241,444

 AAA/Aaa

 Fannie Mae, 6.0%, 5/1/35

 266,596

 49,282

 AAA/Aaa

 Fannie Mae, 6.0%, 6/1/16

 52,223

 808,839

 AAA/Aaa

 Fannie Mae, 6.0%, 6/1/38

 903,768

 299,279

 AAA/Aaa

 Fannie Mae, 6.0%, 7/1/33

 335,570

 903,480

 AAA/Aaa

 Fannie Mae, 6.0%, 7/1/33

 1,016,801

 206,387

 AAA/Aaa

 Fannie Mae, 6.0%, 7/1/38

 226,339

 11,708

 AAA/Aaa

 Fannie Mae, 6.0%, 8/1/32

 13,176

 392,714

 AAA/Aaa

 Fannie Mae, 6.0%, 8/1/34

 441,985

 2,620

 AAA/Aaa

 Fannie Mae, 6.0%, 9/1/29

 2,935

 1,633

 AAA/Aaa

 Fannie Mae, 6.0%, 9/1/32

 1,838

 49,111

 AAA/Aaa

 Fannie Mae, 6.0%, 9/1/34

 54,764

 161,578

 AAA/Aaa

 Fannie Mae, 6.0%, 9/1/34

 180,178

 435,042

 AAA/Aaa

 Fannie Mae, 6.0%, 9/1/34

 485,121

 29,230

 AAA/Aaa

 Fannie Mae, 6.0%, 9/1/34

 32,595

 720

 AAA/Aaa

 Fannie Mae, 6.5%, 1/1/15

 741

 4,489

 AAA/Aaa

 Fannie Mae, 6.5%, 1/1/31

 5,283

 17,846

 AAA/Aaa

 Fannie Mae, 6.5%, 10/1/31

 21,035

 11,947

 AAA/Aaa

 Fannie Mae, 6.5%, 10/1/31

 14,082

 128,104

 AAA/Aaa

 Fannie Mae, 6.5%, 10/1/32

 151,191

 529,462

 AAA/Aaa

 Fannie Mae, 6.5%, 11/1/37

 598,102

 190,776

 AAA/Aaa

 Fannie Mae, 6.5%, 12/1/31

 216,645

 8,122

 AAA/Aaa

 Fannie Mae, 6.5%, 2/1/32

 9,573

 66,089

 AAA/Aaa

 Fannie Mae, 6.5%, 2/1/33

 77,999

 104,025

 AAA/Aaa

 Fannie Mae, 6.5%, 3/1/32

 118,511

 4,174

 AAA/Aaa

 Fannie Mae, 6.5%, 4/1/31

 4,920

 25,382

 AAA/Aaa

 Fannie Mae, 6.5%, 5/1/31

 29,918

 156,089

 AAA/Aaa

 Fannie Mae, 6.5%, 6/1/31

 183,689

 10,409

 AAA/Aaa

 Fannie Mae, 6.5%, 7/1/29

 10,880

 68,691

 AAA/Aaa

 Fannie Mae, 6.5%, 7/1/34

 78,317

 9,998

 AAA/Aaa

 Fannie Mae, 6.5%, 8/1/31

 11,784

 21,172

 AAA/Aaa

 Fannie Mae, 6.5%, 9/1/31

 23,613

 16,550

 AAA/Aaa

 Fannie Mae, 6.5%, 9/1/31

 19,523

 38,613

 AAA/Aaa

 Fannie Mae, 7.0%, 1/1/32

 44,961

 1,428

 AAA/Aaa

 Fannie Mae, 7.0%, 12/1/30

 1,703

 9,155

 AAA/Aaa

 Fannie Mae, 7.0%, 12/1/30

 10,922

 27,984

 AAA/Aaa

 Fannie Mae, 7.0%, 12/1/31

 33,364

 16,666

 AAA/Aaa

 Fannie Mae, 7.0%, 4/1/31

 19,881

 8,267

 AAA/Aaa

 Fannie Mae, 7.0%, 7/1/21

 9,406

 26,095

 AAA/Aaa

 Fannie Mae, 7.0%, 9/1/31

 31,112

 10,829

 AAA/Aaa

 Fannie Mae, 7.0%, 9/1/31

 12,911

 1,920

 AAA/Aaa

 Fannie Mae, 7.5%, 4/1/30

 2,030

 1,509

 AAA/Aaa

 Fannie Mae, 7.5%, 8/1/20

 1,674

 875

 AAA/Aaa

 Fannie Mae, 8.0%, 10/1/30

 1,080

 3,779

 AAA/Aaa

 Fannie Mae, 8.0%, 2/1/29

 4,396

 13,676

 AAA/Aaa

 Fannie Mae, 8.0%, 3/1/31

 16,319

 2,278

 AAA/Aaa

 Fannie Mae, 8.0%, 4/1/20

 2,567

 800

 AAA/Aaa

 Fannie Mae, 8.0%, 4/1/30

 954

 399

 AAA/Aaa

 Fannie Mae, 8.0%, 5/1/31

 464

 616

 AAA/Aaa

 Fannie Mae, 8.0%, 7/1/30

 730

 880,949

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 4.5%, 10/1/20

 941,338

 460,198

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 4.5%, 3/1/20

 491,745

 2,158,437

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 10/1/20

 2,351,664

 1,257,983

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 10/1/38

 1,353,066

 45,394

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 11/1/34

 49,052

 62,059

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 12/1/21

 66,528

 804,912

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 6/1/35

 868,768

 1,193,124

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 9/1/38

 1,283,304

 72,311

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.5%, 11/1/34

 78,859

 324,651

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.5%, 11/1/34

 354,047

 166,104

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.5%, 11/1/35

 180,936

 499,467

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.5%, 12/1/18

 540,278

 744,120

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.5%, 8/1/35

 810,566

 649,943

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.5%, 9/1/33

 709,604

 85,884

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/33

 95,915

 190,455

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/34

 212,699

 70,558

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/34

 78,799

 45,361

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 11/1/33

 50,659

 129,699

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 12/1/33

 144,847

 167,771

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 12/1/33

 187,900

 49,232

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 12/1/33

 54,982

 125,547

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 12/1/36

 137,424

 17,874

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 2/1/33

 19,961

 153,995

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 2/1/33

 171,981

 411,518

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 3/1/33

 459,581

 79,560

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 3/1/33

 88,853

 37,654

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 4/1/33

 42,052

 167,205

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 4/1/35

 184,644

 1,172,905

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 4/1/36

 1,283,869

 130,702

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 5/1/17

 141,058

 312,882

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 5/1/34

 346,296

 1,175,619

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 5/1/34

 1,301,168

 308,591

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 6/1/35

 340,775

 390,608

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 6/1/35

 431,346

 379,719

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 8/1/34

 420,271

 318,790

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 9/1/33

 356,023

 347

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 1/1/31

 404

 293

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 1/1/31

 341

 1,017

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 1/1/33

 1,178

 54,698

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 10/1/33

 59,444

 117,987

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 10/1/33

 137,382

 464

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 11/1/30

 526

 210,780

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 11/1/33

 242,213

 3,879

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 2/1/33

 4,494

 884

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 3/1/31

 1,004

 16,903

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 3/1/31

 19,068

 21,877

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 4/1/34

 23,325

 401

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 5/1/31

 465

 16,230

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 5/1/31

 18,804

 318

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 6/1/32

 368

 2,549

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 7/1/31

 2,953

 14,147

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 7/1/31

 16,390

 27,718

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 7/1/32

 31,836

 2,006

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 8/1/31

 2,325

 4,646

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 8/1/31

 5,383

 6,106

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 7.0%, 11/1/30

 7,224

 151,786

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 7.0%, 8/1/22

 165,372

 404,469

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 7.0%, 9/1/22

 440,672

 530,376

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 10/15/33

 583,098

 508,514

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 10/15/33

 556,040

 436,773

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 10/15/35

 478,689

 67,486

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 2/15/34

 74,827

 335,684

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 3/15/35

 367,899

 104,134

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 3/15/35

 115,462

 37,723

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 4/15/35

 41,343

 631,769

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 4/15/35

 692,399

 396,700

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 4/15/38

 433,779

 150,555

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 7/15/33

 165,521

 4,298,979

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 8/15/41

 4,700,799

 473,528

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 9/15/33

 520,599

 103,568

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 9/15/35

 113,508

 290,400

 AAA/Aaa

 Government National Mortgage Association I, 5.0%, 10/15/18

 317,201

 251,390

 AAA/Aaa

 Government National Mortgage Association I, 5.0%, 4/15/34

 275,476

 746,295

 AAA/Aaa

 Government National Mortgage Association I, 5.0%, 4/15/35

 829,157

 3,495

 AAA/Aaa

 Government National Mortgage Association I, 5.0%, 7/15/19

 3,821

 263,566

 AAA/Aaa

 Government National Mortgage Association I, 5.0%, 7/15/19

 288,055

 279,191

 AAA/Aaa

 Government National Mortgage Association I, 5.0%, 7/15/33

 306,464

 221,305

 AAA/Aaa

 Government National Mortgage Association I, 5.0%, 9/15/33

 245,137

 387,898

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 1/15/35

 426,579

 98,136

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 10/15/17

 105,458

 398,852

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 10/15/17

 430,133

 168,392

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 10/15/33

 185,604

 237,514

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 10/15/35

 261,199

 409,594

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 10/15/35

 450,439

 116,300

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 11/15/18

 126,002

 500,604

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 11/15/19

 542,369

 1,060,347

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 11/15/34

 1,167,078

 54,821

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 12/15/18

 59,309

 271,941

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 2/15/18

 293,439

 312,014

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 2/15/18

 335,542

 81,178

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 2/15/35

 89,415

 143,484

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 2/15/35

 157,793

 121,614

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 2/15/37

 133,234

 3,024

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 4/15/19

 3,291

 33,814

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 6/15/33

 37,122

 262,104

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 6/15/35

 287,708

 173,813

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 7/15/33

 191,580

 169,112

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 7/15/33

 186,398

 995,086

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 7/15/34

 1,100,723

 1,020,045

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 7/15/35

 1,148,335

 392,859

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 8/15/19

 425,020

 441,961

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 8/15/19

 478,832

 35,865

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 8/15/33

 39,531

 82,535

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 8/15/33

 90,971

 40,379

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 8/15/33

 44,506

 301,784

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 9/15/19

 327,527

 367,752

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 9/15/33

 409,371

 18,548

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 1/15/17

 20,171

 45,981

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 1/15/19

 49,257

 239,167

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 1/15/33

 272,194

 87,698

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 1/15/33

 99,507

 63,049

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 10/15/32

 71,814

 94,009

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 10/15/33

 108,090

 452,450

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 10/15/34

 513,375

 347,250

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 10/15/36

 390,971

 78,444

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 11/15/31

 89,067

 218,835

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 11/15/34

 247,414

 274,770

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 12/15/32

 314,045

 179,096

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 2/15/29

 202,541

 72,327

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 2/15/33

 82,066

 78,769

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/17

 85,662

 86,356

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/17

 93,913

 3,921

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/32

 4,473

 674,031

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/33

 770,376

 209,258

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/33

 237,436

 210,061

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/33

 238,347

 360,034

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/33

 410,090

 547,699

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/33

 623,626

 262,226

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/33

 298,543

 254

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 4/15/14

 262

 84,718

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 4/15/18

 90,389

 81,459

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 4/15/33

 92,428

 210,802

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 4/15/33

 239,188

 46,163

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 4/15/33

 52,581

 75,871

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 5/15/17

 82,511

 95,910

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 5/15/17

 101,315

 324,884

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 5/15/33

 368,631

 18,359

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 6/15/17

 19,965

 19,092

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 6/15/33

 21,955

 89

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 8/15/13

 89

 16,100

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 8/15/32

 18,269

 751,375

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 8/15/36

 846,760

 148,261

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/19

 160,032

 553,682

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/28

 626,162

 105,413

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/32

 119,871

 108,365

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/33

 122,957

 29,541

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/33

 33,519

 185,906

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/34

 210,940

 331,602

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/34

 374,908

 1,225,423

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/35

 1,390,434

 28,308

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 1/15/29

 33,299

 186,964

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 1/15/32

 220,646

 766,401

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 1/15/33

 905,281

 8,096

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 1/15/33

 9,335

 70,158

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 1/15/34

 83,438

 5,924

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 1/15/35

 6,675

 92,218

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 10/15/31

 109,037

 181,141

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 10/15/31

 214,177

 12,588

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 10/15/31

 14,884

 208,579

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 10/15/32

 247,153

 4,173

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 10/15/33

 4,803

 8,245

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 11/15/31

 9,291

 116,930

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 11/15/32

 136,435

 718,820

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 12/15/32

 822,201

 13,480

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 2/15/29

 15,226

 3,059

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 2/15/29

 3,456

 60,491

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 2/15/32

 69,172

 139,374

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 2/15/34

 158,205

 104,094

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 3/15/29

 117,625

 24,373

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 3/15/29

 27,482

 13,016

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 3/15/29

 13,899

 13,439

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 3/15/31

 15,890

 35,183

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 3/15/32

 40,096

 138,094

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 4/15/31

 163,280

 16,121

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 4/15/32

 19,103

 77,417

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 4/15/35

 88,416

 5,759

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/29

 6,505

 135,821

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/29

 154,276

 40,914

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/31

 47,493

 35,033

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/31

 42,425

 16,703

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/32

 19,200

 80,237

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/33

 91,710

 30,793

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 6/15/32

 36,340

 190,025

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 6/15/34

 215,826

 14,511

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 6/15/35

 15,614

 307,802

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 7/15/32

 352,396

 49,987

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 7/15/32

 56,688

 152,965

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 7/15/35

 175,631

 96,652

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 7/15/35

 110,113

 106,237

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 8/15/31

 120,776

 56,476

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 8/15/32

 66,650

 19,692

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 8/15/32

 22,347

 17,050

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 9/15/34

 19,440

 13,623

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 10/15/31

 16,207

 33,789

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 11/15/28

 41,119

 87,584

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 11/15/28

 107,088

 361

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 12/15/13

 366

 23,821

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 12/15/30

 28,385

 8,216

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 12/15/30

 9,279

 30,748

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 3/15/31

 36,580

 4,198

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 4/15/28

 5,011

 40,002

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 4/15/29

 47,718

 114,340

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 5/15/32

 135,761

 14,311

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 6/15/31

 17,026

 58,923

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 6/15/31

 72,738

 6,883

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 7/15/31

 8,453

 2,413

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 8/15/28

 2,880

 291,905

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 8/15/31

 361,430

 25,148

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 9/15/31

 29,918

 11,676

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 10/15/29

 12,892

 95,702

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 12/15/31

 111,390

 3,981

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 2/15/26

 4,565

 16,399

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 2/15/31

 16,835

 20,189

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 8/15/29

 21,986

 5,217

 AAA/Aaa

 Government National Mortgage Association I, 7.75%, 2/15/30

 5,739

 674,206

 AAA/Aaa

 Government National Mortgage Association II, 4.5%, 1/20/35

 744,091

 276,613

 AAA/Aaa

 Government National Mortgage Association II, 4.5%, 12/20/34

 305,286

 129,054

 AAA/Aaa

 Government National Mortgage Association II, 4.5%, 3/20/35

 142,431

 3,977,680

 AAA/Aaa

 Government National Mortgage Association II, 4.5%, 9/20/41

 4,399,975

 902,987

 AAA/Aaa

 Government National Mortgage Association II, 5.5%, 10/20/19

 972,536

 483,467

 AAA/Aaa

 Government National Mortgage Association II, 5.5%, 3/20/34

 536,314

 440,749

 AAA/Aaa

 Government National Mortgage Association II, 5.5%, 4/20/34

 488,927

 3,893

 AAA/Aaa

 Government National Mortgage Association II, 6.5%, 2/20/29

 4,509

 1,695

 AAA/Aaa

 Government National Mortgage Association II, 6.5%, 3/20/29

 2,035

 54,048

 AAA/Aaa

 Government National Mortgage Association II, 6.5%, 4/20/29

 64,920

 141,491

 AAA/Aaa

 Government National Mortgage Association II, 7.0%, 1/20/29

 172,926

 132,647

 AAA/Aaa

 Government National Mortgage Association II, 7.0%, 11/20/28

 158,249

 3,809

 AAA/Aaa

 Government National Mortgage Association II, 7.0%, 12/20/30

 4,574

 1,200,000

 NR/NR

 U.S. Treasury Bonds, 3.125%, 2/15/43

 1,202,250

 7,620,000

 AA+/Aaa

 U.S. Treasury Bonds, 4.25%, 5/15/39

 9,364,264

 1,365,000

 AA+/Aaa

 U.S. Treasury Bonds, 4.375%, 11/15/39

 1,710,516

 5,450,000

 AA+/Aaa

 U.S. Treasury Bonds, 4.375%, 2/15/38

 6,813,350

 2,000,000

 AA+/Aaa

 U.S. Treasury Bonds, 4.375%, 5/15/40

 2,506,876

 8,440,000

 AA+/Aaa

 U.S. Treasury Bonds, 4.5%, 2/15/36

 10,720,117

 8,435,000

 AA+/Aaa

 U.S. Treasury Bonds, 4.5%, 5/15/38

 10,744,081

 9,068,000

 AA+/Aaa

 U.S. Treasury Bonds, 4.5%, 8/15/39

 11,578,700

 4,000,000

 AA+/Aaa

 U.S. Treasury Bonds, 4.625%, 2/15/40

 5,207,500

 5,100,000

 AA+/Aaa

 U.S. Treasury Bonds, 5.25%, 11/15/28

 6,908,909

 4,000,000

 AA+/Aaa

 U.S. Treasury Bonds, 5.375%, 2/15/31

 5,564,376

 840,000

 AA+/Aaa

 U.S. Treasury Bonds, 5.5%, 8/15/28

 1,164,450

 4,750,000

 AA+/Aaa

 U.S. Treasury Bonds, 6.25%, 8/15/23

 6,722,732

 450,000

 AA+/Aaa

 U.S. Treasury Bonds, 7.875%, 2/15/21

 669,024

 9,700,000

 NR/NR

 U.S. Treasury Notes, 0.25%, 2/28/15

 9,700,757

 10,000,000

 AA+/Aaa

 U.S. Treasury Notes, 0.25%, 9/15/15

 9,985,940

 5,000,000

 AA+/Aaa

 U.S. Treasury Notes, 0.625%, 8/31/17

 4,994,920

 7,100,000

 NR/NR

 U.S. Treasury Notes, 0.75%, 2/28/18

 7,098,339

 5,000,000

 AA+/Aaa

 U.S. Treasury Notes, 1.625%, 8/15/22

 4,935,545

 3,400,000

 NR/NR

 U.S. Treasury Notes, 2.0%, 2/15/23

 3,443,030

 8,000,000

 AA+/Aaa

 U.S. Treasury Notes, 2.125%, 8/15/21

 8,360,000

 2,700,000

 AA+/Aaa

 U.S. Treasury Notes, 2.625%, 11/15/20

 2,944,898

 8,750,000

 AA+/Aaa

 U.S. Treasury Notes, 2.75%, 2/15/19

 9,646,875

 6,380,000

 AA+/Aaa

 U.S. Treasury Notes, 3.125%, 5/15/19

 7,187,466

 $

 301,541,417

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $277,475,279)

 $

 301,541,417

 FOREIGN GOVERNMENT BOND - 0.3%

 4,600,000

 BBB/Baa1

 Russian Foreign Bond - Eurobond, 4.5%, 4/4/22 (144A)

 $

 5,011,700

 TOTAL FOREIGN GOVERNMENT BOND

 (Cost $4,569,408)

 $

 5,011,700

 MUNICIPAL BONDS - 6.8%

 Municipal Airport - 0.1%

 1,000,000

 BBB/Baa1

 Indianapolis Airport Authority, 5.1%, 1/15/17

 $

 1,132,930

 Municipal Development - 0.7%

 2,925,000

 AA-/Aa3

 California Statewide Communities Development Authority, 6.0%, 8/15/42

 $

 3,520,296

 2,350,000

 BBB-/Baa3

 Louisiana Local Government Environmental Facilities & Community Development Authority, 6.5%, 11/1/35

 2,740,500

 2,560,000

 BBB/Baa2

 Parish of St. John the Baptist Louisiana, 5.125%, 6/1/37

 2,709,965

 2,310,000

 BBB/Baa3

 Selma Industrial Development Board, 5.8%, 5/1/34

 2,604,710

 $

 11,575,471

 Municipal General - 1.1%

 4,075,000

 AA/A2

 JobsOhio Beverage System, 3.985%, 1/1/29

 $

 4,179,157

 1,035,000

 AA/A2

 JobsOhio Beverage System, 4.532%, 1/1/35

 1,074,206

 4,500,000

 AA-/A1

 New Jersey Economic Development Authority, 2/15/18

 4,014,675

 2,750,000

 A+/A1

 New Jersey Transportation Trust Fund Authority, 5.5%, 6/15/41

 3,167,092

 2,400,000

 AAA/Aa1

 New York City Transitional Finance Authority Future Tax Secured Revenue, 5.0%, 11/1/33

 2,762,328

 800,000

 NR/NR

 State of California, 2.5%, 6/20/13

 804,240

 1,050,000

 BBB/A3

 Texas Municipal Gas Acquisition & Supply Corp., III, 5.0%, 12/15/30

 1,120,686

 2,100,000

 BBB/A3

 Texas Municipal Gas Acquisition & Supply Corp., III, 5.0%, 12/15/31

 2,225,895

 $

 19,348,279

 Higher Municipal Education - 2.8%

 1,025,000

 A+/NR

 Baylor University, 4.313%, 3/1/42

 $

 1,062,648

 3,000,000

 AAA/Aaa

 Connecticut State Health & Educational Facility Authority, 5.0%, 7/1/40

 3,472,980

 4,600,000

 AAA/Aaa

 Connecticut State Health & Educational Facility Authority, 5.0%, 7/1/42

 5,076,744

 2,300,000

 AAA/Aaa

 Houston Higher Education Finance Corp., 4.5%, 11/15/37

 2,464,496

 1,500,000

 AAA/Aaa

 Houston Higher Education Finance Corp., 5.0%, 5/15/40

 1,691,250

 1,100,000

 AA/Aa1

 Illinois Finance Authority, 5.0%, 10/1/51

 1,200,210

 1,200,000

 AAA/Aaa

 Massachusetts Development Finance Agency, 5.0%, 10/15/40

 1,384,644

 6,500,000

 AAA/Aaa

 Massachusetts Health & Educational Facilities Authority, 5.5%, 11/15/36

 7,756,385

 1,425,000

 AAA/Aaa

 Massachusetts Health & Educational Facilities Authority, 5.5%, 7/1/32

 1,979,040

 1,000,000

 AAA/Aaa

 Massachusetts Health & Educational Facilities Authority, 6.0%, 7/1/36

 1,207,560

 2,850,000

 AAA/Aaa

 Missouri State Health & Educational Facilities Authority, 5.0%, 11/15/39

 3,368,700

 1,600,000

 AA/Aa1

 New York State Dormitory Authority Series A, 5.0%, 7/1/40

 1,813,952

 2,590,000

 AAA/Aaa

 New York State Dormitory Authority, 5.0%, 10/1/41

 2,978,189

 2,150,000

 AA/Aa1

 New York State Dormitory Authority, 5.0%, 7/1/35

 2,458,632

 875,000

 AA-/Aa3

 New York State Dormitory Authority, 5.0%, 7/1/37

 1,004,832

 3,700,000

 AAA/Aaa

 New York State Dormitory Authority, 5.0%, 7/1/38

 4,253,298

 800,000

 AAA/Aaa

 Permanent University Fund, 5.0%, 7/1/30

 973,160

 2,600,000

 AA/Aa1

 University of California, 3.38%, 5/15/28

 2,655,718

 525,000

 AAA/Aaa

 University of Texas System, 5.0%, 8/15/43

 604,716

 $

 47,407,154

 Municipal Medical - 0.0%

 325,000

 AA-/A1

 Massachusetts Development Finance Agency, 5.25%, 4/1/37

 $

 363,701

 550,000

 AA-/A1

 Massachusetts Development Finance Agency, 5.375%, 4/1/41

 614,152

 $

 977,853

 Municipal Utility District - 0.3%

 4,060,000

 AA-/Aa3

 South Carolina State Public Service Authority, 5.0%, 12/1/43

 $

 4,463,929

 Municipal Pollution - 0.4%

 995,000

 A-/Baa1

 County of Sweetwater Wyoming, 5.6%, 12/1/35

 $

 1,080,082

 980,000

 BBB/Baa3

 Courtland Industrial Development Board, 5.0%, 8/1/27

 983,028

 3,965,000

 5.95

 BBB/NR

 Port Freeport Texas, Floating Rate Note, 5/15/33

 4,544,366

 $

 6,607,476

 Municipal Transportation - 0.1%

 1,600,000

 AA/Aa2

 Harris County Metropolitan Transit Authority, 5.0%, 11/1/41

 $

 1,788,032

 600,000

 AA-/Aa3

 Port Authority of New York & New Jersey, 4.458%, 10/1/62

 599,400

 $

 2,387,432

 Municipal Water - 0.9%

 2,400,000

 AAA/Aa1

 City of Charleston South Carolina Waterworks & Sewer System Revenue, 5.0%, 1/1/35

 $

 2,753,184

 2,800,000

 AAA/Aa1

 City of Charleston South Carolina Waterworks & Sewer System Revenue, 5.0%, 1/1/41

 3,158,064

 3,275,000

 AA-/Aa3

 City of San Francisco California Public Utilities Commission Water Revenue, 5.0%, 11/1/37

 3,709,134

 800,000

 AAA/Aa2

 Hampton Roads Sanitation District, 5.0%, 4/1/38

 895,824

 1,415,000

 AAA/Aaa

 Metropolitan Water Reclamation District of Greater Chicago, 5.0%, 12/1/30

 1,639,065

 1,200,000

 AAA/Aaa

 Metropolitan Water Reclamation District of Greater Chicago, 5.0%, 12/1/32

 1,379,100

 1,750,000

 AAA/NR

 Tarrant Regional Water District, 5.0%, 3/1/52

 1,942,605

 $

 15,476,976

 Municipal Obligation - 0.4%

 1,800,000

 AAA/Aa1

 State of Florida, 4.0%, 6/1/27

 $

 1,959,354

 560,000

 AA+/Aa1

 State of Washington, 3.0%, 7/1/28

 541,475

 1,660,000

 AA+/Aa1

 State of Washington, 5.0%, 7/1/18

 1,995,503

 1,400,000

 AA+/Aa1

 State of Washington, 5.0%, 8/1/39

 1,580,964

 $

 6,077,296

 TOTAL MUNICIPAL BONDS

 (Cost $104,897,048)

 $

 115,454,796

 SENIOR FLOATING RATE LOAN INTERESTS - 5.4%

 Energy - 0.2%

 Integrated Oil & Gas - 0.1%

 2,195,512

 4.50

 BBB/Baa2

 Glenn Pool Oil & Gas Trust, Term Loan, 6/1/16

 $

 2,206,490

 Oil & Gas Refining & Marketing - 0.1%

 1,449,768

 3.75

 BB/Ba2

 Pilot Travel Centers LLC, Refinancing Tranche B Term Loan, 3/30/18

 $

 1,466,252

 Total Energy

 $

 3,672,742

 Materials - 0.3%

 Commodity Chemicals - 0.1%

 781,786

 4.50

 NR/Ba2

 Tronox, Inc., Closing Date Term Loan, 1/24/17

 $

 786,834

 Diversified Chemicals - 0.0%

 126,174

 3.06

 BBB-/Ba1

 Celanese US Holdings LLC, Dollar Term C Loan (Extended), 10/31/16

 $

 127,407

 Specialty Chemicals - 0.1%

 1,620,000

 5.50

 BB+/Ba1

 Chemtura Corp., Term Facility, 8/11/16

 $

 1,644,300

 257,302

 2.74

 BB+/Ba1

 Huntsman International LLC, Extended Term B Loan, 4/19/17

 259,499

 $

 1,903,799

 Metal & Glass Containers - 0.0%

 423,938

 4.50

 B/B1

 BWAY Holding Co., Initial Term Loan, 8/31/17

 $

 429,502

 Precious Metals & Minerals - 0.1%

 1,181,750

 5.25

 BB-/B1

 Fairmount Minerals, Ltd., Tranche B Term Loan, 3/1/17

 $

 1,190,859

 Total Materials

 $

 4,438,401

 Capital Goods - 0.5%

 Aerospace & Defense - 0.4%

 1,365,676

 6.25

 B-/B2

 DAE Aviation Holdings, Inc., Tranche B-1 Loan, 10/18/18

 $

 1,380,186

 619,108

 6.25

 B/B2

 DAE Aviation Holdings, Inc., Tranche B-2 Loan, 10/18/18

 625,686

 1,320,000

 3.75

 BBB-/Ba2

 DigitalGlobe, Inc., Term Loan, 1/25/20

 1,337,016

 743,451

 6.25

 BB-/Ba2

 DynCorp International, Inc., Term Loan, 7/7/16

 749,492

 643,500

 3.75

 BBB-/Ba1

 Spirit Aerosystems, Inc., Term B Loan, 3/27/19

 650,337

 1,569,216

 4.50

 BB-/B1

 Tasc, Inc., New Tranche B Term Loan, 4/25/15

 1,575,591

 $

 6,318,308

 Trading Companies & Distributors - 0.1%

 2,359,088

 4.50

 B+/Ba3

 WESCO International, Inc., Tranche B-1 Loan, 12/4/19

 $

 2,385,332

 Total Capital Goods

 $

 8,703,640

 Commercial Services & Supplies - 0.2%

 Environmental & Facilities Services - 0.2%

 2,556,647

 2.28

 CCC-/Caa2

 Synagro Technologies, Inc., Term Loan (First Lien), 4/2/14

 $

 2,460,773

 Office Services & Supplies - 0.0%

 430,764

 4.25

 BB+/Ba1

 ACCO Brands Corp., Term B Loan, 1/4/19

 $

 436,956

 Total Commercial Services & Supplies

 $

 2,897,729

 Transportation - 0.1%

 Air Freight & Logistics - 0.1%

 462,700

 5.28

 NR/NR

 CEVA Group Plc, Dollar Tranche B Pre Funded Term Loan, 8/31/16

 $

 452,000

 351,403

 5.30

 NR/NR

 CEVA Group Plc, EGL Tranche B Term Loan, 8/31/16

 341,915

 843,532

 5.30

 B-/B1

 CEVA Group Plc, US Tranche B Term Loan, 8/31/16

 824,025

 $

 1,617,940

 Total Transportation

 $

 1,617,940

 Automobiles & Components - 0.7%

 Auto Parts & Equipment - 0.3%

 237,388

 3.21

 BB-/Ba3

 Allison Transmission, Inc., New Term B-2 Loan, 8/7/17

 $

 238,525

 1,007,811

 4.25

 BB-/Ba3

 Allison Transmission, Inc., Term B-3 Loan, 8/23/19

 1,021,794

 1,049,932

 2.14

 B/B1

 Federal-Mogul Corp., Tranche B Term Loan, 12/29/14

 984,166

 535,680

 2.14

 B/B1

 Federal-Mogul Corp., Tranche C Term Loan, 12/28/15

 502,125

 838,663

 0.00

 NR/NR

 TI Group Automotive Systems LLC, 3/27/19

 847,049

 694,289

 3.75

 BB/Ba2

 Tomkins LLC, Term B-2 Loan, 9/29/16

 702,967

 $

 4,296,626

 Tires & Rubber - 0.2%

 4,190,000

 4.75

 BB/Ba1

 The Goodyear Tire & Rubber Co., Loan (Second Lien), 3/27/19

 $

 4,242,341

 Automobile Manufacturers - 0.2%

 3,846,488

 6.00

 BB/Ba1

 Chrysler Group LLC, Tranche B Term Loan, 4/28/17

 $

 3,927,194

 Total Automobiles & Components

 $

 12,466,161

 Consumer Durables & Apparel - 0.0%

 Apparel, Accessories & Luxury Goods - 0.0%

 908,000

 3.25

 BBB-/Ba1

 PVH Corp., Tranche B Term Loan, 12/19/19

 $

 918,995

 Total Consumer Durables & Apparel

 $

 918,995

 Consumer Services - 0.1%

 Casinos & Gaming - 0.1%

 1,064,250

 4.00

 BB+/Ba1

 Pinnacle Entertainment, Inc., Series A Term Loan, 3/5/19

 $

 1,073,562

 Restaurants - 0.0%

 487,550

 3.75

 BB/Ba3

 Burger King Corp., Tranche B Term Loan (2012), 9/28/19

 $

 494,811

 Total Consumer Services

 $

 1,568,373

 Media - 0.6%

 Advertising - 0.1%

 1,084,136

 6.50

 B/Ba3

 Affinion Group, Inc., Tranche B Term Loan, 10/9/16

 $

 1,061,776

 Broadcasting - 0.1%

 2,306,174

 4.75

 B+/NR

 Univision Communications, Inc., 2013 Converted Extended First-Lien Term Loan, 2/22/20

 $

 2,322,606

 Cable & Satellite - 0.1%

 730,127

 3.46

 BB+/Baa3

 Charter Communications Operating LLC, Term C Loan, 9/6/16

 $

 734,435

 915,750

 4.00

 BB+/Baa3

 Charter Communications Operating LLC, Term D Loan, 3/28/19

 926,968

 198,500

 6.25

 B/B1

 WideOpenWest LLC, Term Loan, 4/18/18

 201,279

 $

 1,862,682

 Movies & Entertainment - 0.2%

 723,343

 3.75

 NR/Baa3

 Cinedigm Digital Funding I LLC, Term Loan, 3/31/16

 $

 727,864

 1,649,033

 4.50

 BB-/Ba2

 Live Nation Entertainment, Inc., Term B Loan, 10/20/16

 1,664,134

 $

 2,391,998

 Publishing - 0.1%

 2,252,319

 0.00

 B+/Ba3

 Interactive Data Corp., Refinanced Term Loan, 2/11/18

 $

 2,281,178

 Total Media

 $

 9,920,240

 Food & Staples Retailing - 0.0%

 Food Retail - 0.0%

 153,597

 2.70

 B+/Ba3

 Pinnacle Foods Group, Inc., Initial Term Loan, 4/19/14

 $

 154,124

 Total Food & Staples Retailing

 $

 154,124

 Food, Beverage & Tobacco - 0.0%

 Packaged Foods & Meats - 0.0%

 303,656

 4.00

 BB/Ba1

 B&G Foods, Inc., Tranche B Term Loan (2012), 11/30/18

 $

 308,401

 Total Food, Beverage & Tobacco

 $

 308,401

 Household & Personal Products - 0.1%

 Household Products - 0.0%

 324,836

 5.25

 B-/B2

 Wash Multifamily Laundry Systems, U.S. Term Loan, 1/22/19

 $

 329,708

 Personal Products - 0.1%

 861,429

 3.50

 BB-/NR

 NBTY, Inc., Term B-2 Loan, 10/1/17

 $

 873,166

 Total Household & Personal Products

 $

 1,202,874

 Health Care Equipment & Services - 0.7%

 Health Care Equipment - 0.1%

 696,500

 4.50

 BBB-/Ba2

 Hologic, Inc., Tranche B Term Loan, 4/29/19

 $

 707,020

 Health Care Supplies - 0.1%

 2,172,076

 5.00

 BB-/Ba3

 Immucor, Inc., Term B-2 Loan, 8/19/18

 $

 2,192,101

 Health Care Services - 0.1%

 548,625

 6.75

 B+/B1

 Ardent Medical Services, Inc., 1st Lien Term Loan, 5/2/18

 $

 558,912

 391,000

 4.50

 BB-/Ba2

 DaVita HealthCare Partners, Inc., Tranche B Term Loan, 10/20/16

 395,888

 $

 954,800

 Health Care Facilities - 0.4%

 2,199,732

 3.79

 BB/Ba3

 Community Health Systems, Inc., Extended Term Loan, 7/25/14

 $

 2,226,197

 747,900

 3.45

 BB/Ba3

 HCA Holdings, Inc., Tranche B-3 Term Loan, 5/1/18

 755,064

 1,793,613

 3.53

 BB/Ba3

 HCA, Inc., Tranche B-2 Term Loan, 3/17/17

 1,811,540

 1,633,502

 0.00

 BB-/Ba3

 Health Management Associates, Inc., Replacement Term B Loan, 11/1/18

 1,649,102

 955,684

 3.75

 BB+/Ba2

 Universal Health Services, Inc., Tranche B Term Loan 2011, 11/30/16

 965,640

 $

 7,407,543

 Health Care Technology - 0.0%

 457,795

 3.75

 NR/NR

 IMS Health, Inc., Tranche B-1 Dollar Term Loan, 8/26/17

 $

 463,326

 Total Health Care Equipment & Services

 $

 11,724,790

 Pharmaceuticals, Biotechnology & Life Sciences - 0.4%

 Biotechnology - 0.1%

 1,008,272

 4.25

 BB+/Ba2

 Grifols, Inc., New U.S. Tranche B Term Loan, 6/4/17

 $

 1,020,064

 Pharmaceuticals - 0.1%

 152,673

 4.00

 BBB-/Baa3

 Endo Health Solutions, Inc., Term Loan B 2011, 4/14/18

 $

 153,786

 1,713,451

 3.50

 BBB-/Baa2

 RPI Finance Trust, 6.75 Year Term Loan (2012), 5/10/18

 1,733,441

 623,438

 3.50

 NR/NR

 Valeant Pharmaceuticals International, Inc., Series C-1 Tranche B Term Loan, 12/11/19

 629,591

 $

 2,516,818

 Life Sciences Tools & Services - 0.2%

 2,707,622

 3.70

 BB-/Ba3

 Catalent Pharma Solutions, Inc., Refinancing Dollar Term-1 (2016), 9/15/16

 $

 2,729,621

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 6,266,503

 Diversified Financials - 0.0%

 Other Diversified Financial Services - 0.0%

 999,288

 5.25

 BB/Ba3

 WorldPay, Facility B2A Term Loan, 8/6/17

 $

 1,006,033

 Total Diversified Financials

 $

 1,006,033

 Insurance - 0.5%

 Insurance Brokers - 0.1%

 1,750,578

 4.70

 B+/B1

 HUB International Holdings, Inc., 2017 Initial Term Loan (Extended), 6/13/17

 $

 1,768,521

 Property & Casualty Insurance - 0.4%

 6,319,163

 5.25

 B-/B1

 USI Insurance Services LLC, Initial Term Loan, 11/29/19

 $

 6,384,989

 Total Insurance

 $

 8,153,510

 Software & Services - 0.2%

 Internet Software & Services - 0.1%

 1,391,600

 4.00

 BB+/Ba3

 Autotrader.com, Inc., Tranche B-1 Term Loan, 12/15/16

 $

 1,406,812

 IT Consulting & Other Services - 0.1%

 1,017,010

 3.96

 BB/Ba3

 SunGard Data Systems, Inc., Tranche C Term Loan, 2/28/17

 $

 1,023,998

 Application Software - 0.0%

 377,330

 3.21

 BB+/Baa2

 Nuance Communications, Inc., Term C Loan, 3/31/16

 $

 380,278

 Systems Software - 0.0%

 141,607

 3.75

 BBB-/Ba2

 The Reynolds & Reynolds Co., Tranche B Term Loan, 3/9/18

 $

 142,801

 Total Software & Services

 $

 2,953,889

 Technology Hardware & Equipment - 0.3%

 Communications Equipment - 0.3%

 928,161

 3.75

 BB/Ba3

 CommScope, Inc., Tranche 2 Term Loan, 1/14/18

 $

 938,592

 2,958,172

 4.00

 BBB-/Ba3

 Riverbed Technology, Inc., Loan, 10/29/19

 2,995,149

 $

 3,933,741

 Electronic Components - 0.0%

 387,481

 2.45

 BB+/Ba2

 Flextronics Semiconductor, Ltd., A Closing Date Loan, 10/1/14

 $

 388,288

 71,616

 2.45

 BB+/Ba2

 Flextronics Semiconductor, Ltd., A-1-A Delayed Draw Loan, 10/1/14

 71,765

 45,584

 2.45

 BB+/Ba2

 Flextronics Semiconductor, Ltd., A-2 Delayed Draw Loan, 10/1/14

 45,727

 53,182

 2.45

 BB+/Ba2

 Flextronics Semiconductor, Ltd., A-3 Delayed Draw Loan, 10/1/14

 53,348

 $

 559,128

 Total Technology Hardware & Equipment

 $

 4,492,869

 Semiconductors & Semiconductor Equipment - 0.3%

 Semiconductor Equipment - 0.2%

 3,178,241

 5.75

 BB-/B1

 Aeroflex, Inc., Tranche B Term Loan, 4/25/18

 $

 3,240,481

 Semiconductors - 0.1%

 887,320

 3.75

 BB/Ba2

 Microsemi Corp., Term Loan, 2/2/18

 $

 895,305

 506,175

 4.25

 BBB-/Ba2

 Semtech Corp., B Term Loan, 2/21/17

 512,502

 $

 1,407,807

 Total Semiconductors & Semiconductor Equipment

 $

 4,648,288

 Telecommunication Services - 0.1%

 Wireless Telecommunication Services - 0.1%

 1,180,000

 3.20

 B/B3

 Intelsat Jackson Holdings SA, Term Loan (Unsecured), 2/1/14

 $

 1,180,922

 Total Telecommunication Services

 $

 1,180,922

 Utilities - 0.1%

 Independent Power Producers & Energy Traders - 0.1%

 1,346,025

 3.25

 NR/NR

 NRG Energy, Inc., 2013 Term Loan, 7/1/18

 $

 1,366,047

 812,963

 4.75

 BB+/Ba1

 NSG Holdings LLC, New Term Loan, 11/15/19

 827,189

 $

 2,193,236

 Total Utilities

 $

 2,193,236

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $88,158,829)

 $

 90,489,660

 Shares

 WARRANT - 0.0%

 Automobiles & Components - 0.0%

 Auto Parts & Equipment - 0.0%

 247

 Lear Corp., 11/9/14

 $

 27,389

 TOTAL WARRANT

 (Cost $13,341)

 $

 27,389

 Principal Amount ($)

 TEMPORARY CASH INVESTMENT - 2.9%

 Repurchase Agreement - 2.9%

 48,950,000

 RBC Capital Markets, Inc., 0.21%, dated 3/28/13, repurchase price of

 $48,950,000 plus accrued interest on 4/1/13 collateralized by $49,929,000

 Federal National Mortgage Association, 3.5%, 11/1/42

 $

 48,950,000

 TOTAL TEMPORARY CASH INVESTMENT

 (Cost $48,950,000)

 $

 48,950,000

 TOTAL INVESTMENT IN SECURITIES - 99.1%

 (Cost $1,560,500,415) (a)

 $

 1,670,475,304

 OTHER ASSETS & LIABILITIES - 0.9%

 $

 15,119,572

 TOTAL NET ASSETS - 100.0%

 $

 1,685,594,876

 Notional

 Principal ($)

 CREDIT DEFAULT SWAP AGREEMENT

 Unrealized

 Gain

       14,000,000

 JPMorgan Chase & Co., Index: Markit CDX.NA.IG.18, 1.0%, 6/20/17

 $

             182,918

 TOTAL CREDIT DEFAULT SWAP AGREEMENT

 (Cost ($3,405))

 $

             182,918

 NR

 Not rated by either S&P or Moody's.

 WR

 Rating withdrawn by either S&P or Moody's.

 REIT

 Real Estate Investment Trust

 (Perpetual)

 Security with no stated maturity date.

 (Cat Bond)

 Catastrophe bond is a high-yield debt instrument that is usually insurance linked and meant to raise money in case of a catastrophe.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At March 28, 2013, the value of these securities amounted to $420,738,471 or 25.0% of total net assets.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

 (a)

 At March 31, 2013, the net unrealized gain on investments based on cost for federal income tax purposes of $1,560,500,415 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 121,349,840

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (11,374,951)

 Net unrealized gain

 $

 109,974,889

 (b)

 Debt obligation with a variable interest rate.  Rate shown is rate at end of period.

 (c)

 Security is valued using fair value methods (other than prices supplied by independent pricing services). See Notes to Financial Statements — Note 1A.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements - Note 1A.

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements - Note 1A.

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.  See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of March 31, 2013, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Convertible Corporate Bonds

$
-

$
13,054,260

$
-

$
13,054,260

 Preferred Stocks

25,787,570

2,989,876

-

28,777,446

 Convertible Preferred Stocks

7,229,888

-

-

7,229,888

 Common Stocks

-

-

-

-

 Asset Backed Securities

-

136,628,355

-

136,628,355

 Collateralized Mortgage Obligations

-

317,337,641

-

317,337,641

 Corporate Bonds

-

605,152,423

820,329

605,972,752

 U.S. Government Agency Obligations

-

301,541,417

-

301,541,417

 Foreign Government Bonds

-

5,011,700

-

5,011,700

 Municipal Bonds

-

115,454,796

-

115,454,796

 Senior Floating Rate Loan Interests

-

90,489,660

-

90,489,660

 Warrant

27,389

-

-

27,389

 Repurchase Agreements

-

48,950,000

-

48,950,000

 Total

$
33,044,847

$
1,636,610,128

$
820,329

$
1,670,475,304

 Other Financial Instruments:

 Credit default swaps

$
-

$
182,918

$
-

$
182,918

 Futures contracts

(182,368
)

-

-

(182,368
)

 Total

$
(182,368
)

$
182,918

$
-

$
550

 During the year ended March 31, 2013, there were no transfers between Levels 1, 2 and 3.

 Following is a reconciliation of assets using significant unobservable inputs (Level 3):

 Corporate Bonds

 Balance as of 6/30/12

$
-

 Realized gain (loss)1

-

 Change in unrealized appreciation (depreciation)2

117,579

 Purchases

702,750

 Sales

-

 Transfers in and out of Level 3**

-

 Balance as of 3/31/13

$
820,329

1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized gain (loss) on investments in the Statement of Operations.

**

 Transfers are calculated on the beginning of period values.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Bond Fund By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date May 30, 2013 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date May 30, 2013 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer Date May 30, 2013 * Print the name and title of each signing officer under his or her signature.